 N-30D

Federated
World-Class Investment Manager®

Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

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PROSPECTUS

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June 30, 2001

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INSTITUTIONAL SHARES

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A mutual fund seeking to provide current income by investing primarily in a diversified portfolio of short- and medium-term high grade debt securities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

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Risk/Return Summary	1
What are the Fund's Fees and Expenses?	3
What are the Fund's Investment Strategies?	4
What are the Principal Securities in Which the Fund Invests?	6
What are the Specific Risks of Investing in the Fund?	9
What Do Shares Cost?	11
How is the Fund Sold?	12
How to Purchase Shares	12
How to Redeem Shares	14
Account and Share Information	17
Who Manages the Fund?	18
Financial Information	19
Report of Ernst & Young LLP, Independent Auditors	34
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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a diversified portfolio of investment grade fixed income securities consisting primarily of U.S. government and privately issued mortgage backed and asset backed securities, corporate debt securities, and U.S. treasury and agency securities. The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk.

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Although the value of the Fund's shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar-weighted average duration within a range of one to two years (and, in any event, to not more than three years). Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Omitted, See Appendix]

The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

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The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Institutional Shares total return for the three-month period from January 1, 2001 to March 31, 2001 was 2.74%.

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Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 6.04% (quarter ended March 31, 1991). Its lowest quarterly return was (0.63)% (quarter ended June 30, 1994).

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Average Annual Total Return Table

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The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2000. The table shows the Fund's total returns averaged over a period of years relative to the Merrill Lynch 1-3 Year Short-Term Corporate Index (ML1-3STC), a broad-based market index, and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA), an average of funds with similar investment objectives. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	ML1-3STC	LSIGDFA
1 Year	8.75%	7.61%	7.35%
5 Years	5.98%	6.31%	5.39%
10 Years	6.51%	7.19%	6.28%

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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What are the Fund's Fees and Expenses?

FEDERATED SHORT-TERM INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.85%

1 Although not contractually obligated to do so, the Adviser and Shareholder Services Provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2001.

Total Waivers of Fund Expenses	0.29%

Total Actual Annual Fund Operating Expenses (after waivers)	0.56%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.36% for the fiscal year ended April 30, 2001.

3 The Shareholder Services Fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The Shareholder Services Fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.00% for the fiscal year ended April 30, 2001.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$87

3 Year	$271

5 Years	$471

10 Years	$1,049

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What are the Fund's Investment Strategies?

The Fund invests in a diversified portfolio of investment grade fixed income securities consisting primarily of U.S. government and privately issued mortgage backed and asset backed securities; corporate debt securities; and U.S. treasury and agency securities. Investment grade securities are those rated BBB or higher by a nationally recognized statistical rating organization (NRSRO). In addition, at least 65% of the Fund's securities must be rated A or higher (or, for short-term instruments, in one of the two highest rating categories) by a NRSRO. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk and thus offers the greatest potential for return. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. treasury security with a comparable average life.) The security's projected spread is weighed against the spread the security can currently be purchased for, as well as the security's risk of prepayment (in the case of asset backed and mortgage backed securities) and its credit risk (in the case of corporate securities and privately issued asset backed and mortgage backed securities) in order to complete the analysis.

Asset and mortgage backed securities tend to amortize principal on a somewhat irregular schedule over time, since the borrower can usually prepay all or part of the loan without penalty. These securities generally offer higher yields versus U.S. treasury securities and non-mortgage backed agency securities to compensate for this prepayment risk as well as any credit risk which might be present in the security. Similarly, corporate debt securities, which tend to pay off on a predetermined schedule, generally offer higher yields than treasury and agency securities to compensate for credit risk. The Adviser actively manages the Fund's portfolio, seeking the higher relative returns of asset and mortgage backed securities and corporate debt securities, while attempting to limit the associated prepayment or credit risk.

The Adviser attempts to manage the Fund's prepayment risk by selecting asset and mortgage backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that support the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

The Adviser attempts to manage the Fund's credit risk by selecting corporate debt securities that make default in the payment of principal and interest less likely. The Adviser analyzes a variety of factors, including macroeconomic analysis and corporate earnings analysis to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes the issuer's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return.

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In addition to managing the Fund's portfolio to seek enhanced current income while minimizing prepayment and credit risk, the Adviser also seeks to limit the magnitude of fluctuation of the value of the Fund's shares. The Adviser attempts to manage price fluctuation by limiting the Fund's dollar-weighted average duration to within a range of one to two years and, in any event, to no greater than three years.

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The Adviser may lengthen or shorten duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration, and if the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions in analyzing a variety of factors, such as:

  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the U.S. Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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The following describes the principal types of fixed income securities in which the Fund may invest:

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Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a Government Sponsored Entity, or GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

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CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

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SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

Asset Backed Securities

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Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks. Like CMOs, the cash flows of asset backed securities may be highly structured.

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Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

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INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

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Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for the additional risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to accounts for which financial institutions act in a fiduciary capacity or to individuals, directly or through investment professionals.

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The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by simply calling the Fund at 1-800-341-7400.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 190 mutual funds and separate accounts, which totaled approximately $140 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Randall S. Bauer

Randall S. Bauer has been the Fund's Portfolio Manager since October 1995. He is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.

Robert E. Cauley

Robert E. Cauley has been the Fund's Portfolio Manager since March 1999. Mr. Cauley joined Federated in 1996 as a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser and has been a Portfolio Manager since 1997. Mr. Cauley has been a Vice President of the Adviser since 1999. Mr. Cauley was a member of the Asset-Backed Structuring Group at Lehman Brothers Holding, Inc. from 1994 to 1996. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 34.

Year Ended April 30	2001	2000	1999	1998	1997

Net Asset Value, Beginning of Period	$ 8.52	$ 8.67	$ 8.74	$ 8.68	$ 8.68
Income From Investment Operations:
Net investment income	0.56	0.53	0.52	0.52	0.54
Net realized and unrealized gain (loss) on investments	0.22	(0.15)	(0.07)	0.06	0.01

TOTAL FROM INVESTMENT OPERATIONS	0.78	0.38	0.45	0.58	0.55

Less Distributions:
Distributions from net investment income	(0.56)	(0.53)	(0.52)	(0.52)	(0.54)
Distributions in excess of net investment income[1]	--	--	--	--	(0.01)

TOTAL DISTRIBUTIONS	(0.56)	(0.53)	(0.52)	(0.52)	(0.55)

Net Asset Value, End of Period	$ 8.74	$ 8.52	$ 8.67	$ 8.74	$ 8.68

Total Return[2]	9.39%	4.52%	5.25%	6.88%	6.53%

Ratios to Average Net Assets:

Expenses	0.56%	0.56%	0.56%	0.56%	0.56%

Net investment income	6.41%	6.23%	5.88%	5.96%	6.21%

Expense waiver/reimbursement[3]	0.29%	0.28%	0.28%	0.28%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$193,030	$189,395	$188,773	$197,610	$214,438

Portfolio turnover	43%	44%	54%	49%	55%

1 Distributions in excess of net investment income for the year ended April 30, 1997 was the result of certain book and tax timing differences. This distribution did not represent a return of capital for federal income tax purposes for the year ended April 30, 1997.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2001

Principal Amount			Value

		CORPORATE BONDS/ASSET-BACKED SECURITIES--57.5%
		Automotive--12.9%
$228,704		AFG Receivables Trust 1997-B, Class B, 6.40%, 2/15/2003	$230,762
1,000,000		AmSouth Auto Trust 2000-1, Class A3, 6.67%, 7/15/2004	1,025,990
2,319,584		Arcadia Automobile Receivables Trust 1997-B, Class A5, 6.70%, 2/15/2005	2,346,329
1,000,000		DaimlerChrysler AG, 7.75%, 6/15/2005	1,034,920
4,000,000		Ford Motor Credit Co., Sr. Note, 5.75%, 2/23/2004	3,973,480
2,000,000		General Motors Acceptance Corp., Note, 5.80%, 3/12/2003	2,009,120
241,430		Household Automobile Revolving Trust I 1998-1, Class B1, 6.30%, 5/17/2005	245,018
2,500,000		Isuzu Auto Owner Trust 2001-1, Class A3, 4.88%, 11/22/2004	2,496,675
937,598		Key Auto Finance Trust 1999-1, 7.08%, 1/15/2007	954,336
1,704,302		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	1,762,769
4,000,000		Navistar Financial Corp. Owner Trust 2000-B, Class A3, 6.67%, 11/15/2004	4,098,600
2,500,000		Navistar Financial Corp. Owner Trust 2001-A, Class A3, 4.99%, 8/15/2005	2,496,475
789,447		The CIT Group Securitization Corp. II, Class B, 6.45%, 6/15/2018	798,163
3,758,354		Toyota Auto Receivables 1999-A Owner Trust, Class C, 6.70%, 8/16/2004	3,806,836

		TOTAL	27,279,473

		Banking--2.4%
1,000,000	[1]	J.P. Morgan Chase & Co., Sub. Note, 5.288%, 8/19/2002	1,007,848
2,000,000		Mercantile Bancorporation, Inc., 6.80%, 6/15/2001	2,005,980
2,000,000		National Australia Bank, Ltd., Melbourne, Sub. Note, Series A, 6.40%, 12/10/2007	2,037,640

		TOTAL	5,051,468

		Beverage & Tobacco--0.6%
1,149,000		Philip Morris Cos., Inc., Deb., 8.25%, 10/15/2003	1,212,390

		Credit Card--14.2%
3,000,000		American Express Credit Account Master Trust 1997-1, Class A, 6.40%, 4/15/2005	3,063,510
1,715,728	[2]	Banco Nacional de Mexico S.A., Credit Card Merchant Voucher Receivables Master Trust (Series 1996-A), Class A1, 6.25%, 12/1/2003	1,707,150
3,650,000		Chemical Master Credit Card Trust I 1995-3, Class A, 6.23%, 4/15/2005	3,714,094
	[2]	Circuit City Credit Card Master Trust 2000-1, Class CTF, 6.22%, 2/15/2006	1,305,017

Principal Amount			Value

		CORPORATE BONDS/ASSET-BACKED SECURITIES--continued
		Credit Card--continued
$3,000,000		Citibank Credit Card Issuance Trust 2000-C2, Class C2, 5.43%, 10/15/2005	$3,006,630
2,000,000		Fingerhut Master Trust 1998-2, Class A, 6.23%, 2/15/2007	2,040,400
2,300,000		First Consumers Master Trust 2001-A, Class B, 6.14%, 9/15/2008	2,307,360
5,000,000		MBNA Master Credit Card Trust 1999-I, Class A, 6.40%, 1/18/2005	5,095,250
3,500,000		Prime Credit Card Master Trust 2000-1, Class A, 6.70%, 10/15/2009	3,618,265
3,000,000		Providian Master Trust 1997-4, Class B, 6.45%, 6/15/2007	3,055,980
1,000,000		Standard Credit Card Master Trust I, 1994-4, Class A, 8.25%, 11/7/2003	1,017,540

		TOTAL	29,931,196

		Electronics--0.5%
1,000,000		Anixter International, Inc., Company Guarantee, 8.00%, 9/15/2003	1,015,240

		Energy--0.7%
1,500,000	[1,2]	Osprey Trust, Sr. Secd. Note, 8.31%, 1/15/2003	1,547,115

		Financial Intermediaries--2.1%
2,400,000		Lehman Brothers Holdings, Inc., Note, 6.125%, 7/15/2003	2,439,240
2,000,000		Merrill Lynch & Co., Inc., Note, 6.00%, 2/12/2003	2,026,400

		TOTAL	4,465,640

		Home Equity Loan--10.1%
2,000,000	[2]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	2,030,620
3,000,000		Asset Backed Funding Certificate 2001-AQ1, Class A3, 5.745%, 4/20/2027	2,990,850
1,000,000		Chase Funding Mortgage Loan 1999-1, Class IIB, 7.80%, 6/25/2028	1,003,890
1,183,002		Cityscape Home Equity Loan Trust 1997-1, Class A4, 7.23%, 3/25/2018	1,197,641
359,411	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 5.2625%, 1/15/2028	359,837
1,178,317		ContiMortgage Home Equity Loan Trust 1997-1, Class A7, 7.32%, 9/15/2021	1,195,064
1,168,335	[2]	ContiMortgage Home Equity Loan Trust 1993-3, Class A2, 5.54%, 7/15/2020	1,108,820
1,445,000		Green Tree Home Equity Loan Trust 1999-A, Class A3, 5.98%, 4/15/2018	1,464,747
798,539		Headlands Home Equity Loan Trust 1998-2, Class A3, 6.67%, 12/15/2024	809,313
1,000,000		Mellon Bank Home Equity Installment Loan 1998-1, Class B, 6.95%, 3/25/2015	988,300
2,363,000		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	2,381,258
812,722	[1,2]	Saxon Asset Securities Trust 2000-2, Class AV1, 5.31%, 7/25/2030	813,532
5,000,000		Sovereign Bank Home Equity Loan Trust 2000-1, Class A2, 6.96%, 2/25/2015	5,109,026

		TOTAL	21,452,898

Principal Amount			Value

		CORPORATE BONDS/ASSET-BACKED SECURITIES--continued
		Manufactured Housing--5.8%
$3,306,346		Green Tree Financial Corp. 1993-2, Class A4, 6.90%, 7/15/2018	$3,390,493
2,000,000		Green Tree Financial Corp. 1996-2, Class B-1, 7.55%, 4/15/2027	1,956,977
4,000,000	[2]	Merit Securities Corp., 12-1, Class B, 7.98%, 7/28/2033	3,780,000
3,000,000		Merit Securities Corp., 13, Class A4, 7.88%, 12/28/2033	3,045,629

		TOTAL	12,173,099

		Other Asset Backed--2.2%
760,691	[1]	Case Equipment Loan Trust 1999-A, Class B, 5.96%, 8/15/2005	769,511
141,329		Copelco Capital Funding Corp. X 1997-A, Class A4, 6.47%, 4/20/2005	141,860
7,118,027	[2]	FMAC Loan Receivables Trust 1997-A, 144A Class A-X, 1.00%, 4/01/2019	391,491
1,714,086	[1,2]	Litigation Settlement Monetized Fee Trust 2001-1A, Class A1, 8.33%, 4/25/2031	1,707,658
301,964		NationsCredit Grantor Trust 1997-1, Class A, 6.75%, 8/15/2013	305,126
1,250,000		Tobacco Settlement Revenue Management Authority 2001-A, Class A, 7.666%, 5/15/2016	1,250,700

		TOTAL	4,566,346

		Supranational--0.8%
1,700,000		Corp Andina De Fomento, Bond, 7.10%, 2/1/2003	1,738,828

		Telecommunications & Cellular--2.0%
1,000,000		MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	1,102,500
1,000,000		Sprint Capital Corp., 7.625%, 6/10/2002	1,017,690
2,085,000		U.S. West Communications, Inc., 7.20%, 11/1/2004	2,138,584

		TOTAL	4,258,774

		Utilities--3.2%
1,500,000		California Infrastructure SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	1,508,490
3,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 9.00%, 9/1/2021	3,158,160
2,000,000		Ohio Power Co., 7.00%, 7/1/2004	2,024,180

		TOTAL	6,690,830

		TOTAL CORPORATE BONDS/ASSET-BACKED SECURITIES (IDENTIFIED COST $120,772,452)	121,383,297

Principal Amount			Value

		MORTGAGE BACKED SECURITIES--24.4%
		Commercial Mortgage Backed Securities--2.5%
$8,297,033		First Union Lehman Brothers Commercial Mortgage Trust, Series 1997-C1, Class IO, 1.30324%, 4/18/2027	$435,483
4,000,000	[1,2]	KMart CMBS Financing, Inc., Series 1997-1, Class C, 6.075%, 3/1/2007	3,983,460
1,000,000	[1,2]	Nomura Depositor Trust Commercial Mortgage Pass-Thru 1998-STI, Class A-3, 6.18%, 1/15/2003	993,130

		TOTAL	5,412,073

		Non-Government Agency Mortgage Backed Securities--21.9%
703,955	[1,2]	Bayview Financial Acquisition Trust, 1998-1, Class MF2, 5.90%, 5/25/2029	661,500
621,905	[1]	Bayview Financial Acquisition Trust, 1998-1, Class MII, 5.80%, 5/25/2029	597,513
1,648,748	[1,2]	Bayview Financial Acquisition Trust, 1998-1, Class MI1, 7.52%, 5/25/2029	1,605,993
372,654	[1,2]	Bosque Asset Corp., Class 1, 7.66%, 6/5/2002	361,474
3,336,773	[1,2]	C-BASS ABS, LLC Series 1997-1, Class A-1, 7.82%, 2/1/2017	3,303,405
272,102		GE Capital Mortgage Services, Inc., Series 1994-27, Class A3, 6.50%, 7/25/2024	272,275
4,668,887		GE Capital Mortgage Services, Inc., Series 1995-11, Class B1, 7.50%, 12/25/2025	4,694,193
467,846		GE Capital Mortgage Services, Inc., Series 1996-3, Class A1, 7.00%, 3/25/2026	468,358
218,698		GE Capital Mortgage Services, Inc., Series1998-11, Class 1A1, 6.75%, 6/25/2028	219,081
2,058,149	[1,2]	Greenwich Capital Acceptance, Series 1991-4, 8.28%, 7/1/2019	2,042,713
2,199,543	[1]	Greenwich Capital Acceptance, Series 1993-AFCI, Class B1, 6.66%, 9/25/2023	2,177,547
348,460	[1]	Greenwich Capital Acceptance, Series 1993-LB2, Class A1, 8.51%, 8/25/2023	350,297
267,066	[1]	Greenwich Capital Acceptance, Series 1993-LB3, Class A1, 8.48%, 1/25/2024	269,290
2,755,567	[1]	Greenwich Capital Acceptance, Series 1994-C, Class B1, 7.735%, 1/25/2025	2,732,002
146,158	[2]	Long Beach Federal Savings Bank, Series 1992-3, Class A, 9.60%, 6/15/2022	146,158
3,070,000	[1]	Mellon Residential Funding Corp., Series 1998-TBC1, Class B1, 6.59258%, 10/25/2028	3,118,936
1,125,420	[1,2]	Merrill Lynch Mortgage Investors, Inc., Class BB, 8.00%, 3/1/2031	1,121,380
1,467,328	[2]	Option One Mortgage Securities Corp., Series C 1999-4, Class CTF, 9.67%, 12/25/2029	1,482,926
3,361,731		PNC Mortgage Securities Corp., Series 1999-5 2A-1, Class 2A1, 6.75%, 7/25/2029	3,387,111
4,865,169		PNC Mortgage Securities Corp., Series 1999-9, Class 3A1, 7.22%, 10/25/2029	4,953,228
1,000,274		Prudential Home Mortgage Securities, Series 1992-5, Class A-6, 7.50%, 4/25/2007	1,018,959

Principal Amount			Value

		MORTGAGE BACKED SECURITIES--continued
		Non-Government Agency Mortgage Backed Securities--continued
$2,000,000		Residential Accredit Loans, Inc., Series 1997-QS12, Class A6, 7.25%, 11/25/2027	$2,033,620
1,178,464	[1]	Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024	1,173,161
8,025,358		Structured Asset Securities Corp. 1999-ALS2, Class A2, 6.75%, 7/25/2029	8,025,309

		TOTAL	46,216,429

		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $51,632,610)	51,628,502

		GOVERNMENT AGENCIES MORTGAGE BACKED SECURITIES--7.4%
2,000,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	1,987,120
9,000,000		Federal National Mortgage Association, Note, 5.125%, 2/13/2004	9,041,850
1,268,701		GNMA, Pool 354754, 7.50%, 2/15/2024	1,304,377
3,088,863		GNMA, Pool 780360, 11.00%, 9/15/2015	3,398,336

		TOTAL GOVERNMENT AGENCIES MORTGAGE BACKED SECURITIES (IDENTIFIED COST $15,750,853)	15,731,683

		U.S. TREASURY NOTES--4.1%
4,000,000		Note, 5.125%, 12/31/2002	4,055,800
500,000		Note, 5.625%, 5/15/2008	512,005
2,000,000		Note, 5.75%, 11/15/2005	2,070,000
1,000,000		Note, 5.75%, 8/15/2010	1,025,540
935,000		Note, 6.625%, 5/15/2007	1,008,613

		TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $8,656,644)	8,671,958

		MUTUAL FUNDS--11.2%
23,666,192		Prime Value Obligations Fund, IS Shares (at net asset value)	23,666,192

		TOTAL INVESTMENTS (IDENTIFIED COST $220,478,751)[3]	$221,081,632

1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At April 30, 2001, these securities amounted to $30,093,542 which represents 14.3% of net assets.

3 The cost of investments for federal tax purposes amounts to $220,478,751. The net unrealized appreciation of investments on a federal tax basis amounts to $602,881 which is comprised of $2,008,709 appreciation and $1,405,828 depreciation at April 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($211,175,624) at April 30, 2001.

The following acronym is used throughout this portfolio:

IO	--Interest Only

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2001

Assets:
Total investments in securities, at value (identified cost $220,478,751)		$221,081,632
Cash		317,214
Income receivable		1,207,003
Receivable for investments sold		334,178
Receivable for shares sold		127,185

TOTAL ASSETS		223,067,212

Liabilities:
Payable for investments purchased	$11,076,746
Payable for shares redeemed	225,051
Income distribution payable	575,191
Accrued expenses	14,600

TOTAL LIABILITIES		11,891,588

Net assets for 24,166,025 shares outstanding		$211,175,624

Net Assets Consist of:
Paid in capital		$230,822,870
Net unrealized appreciation of investments		602,881
Accumulated net realized loss on investments		(19,902,474)
Distributions in excess of net investment income		(347,653)

TOTAL NET ASSETS		$211,175,624

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$193,030,145 ÷ 22,089,483 shares outstanding		$8.74

Institutional Service Shares:
$18,145,479 ÷ 2,076,542 shares outstanding		$8.74

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended April 30, 2001

Investment Income:
Interest			$13,646,314

Expenses:
Investment adviser fee		$782,843
Administrative personnel and services fee		155,000
Custodian fees		14,091
Transfer and dividend disbursing agent fees and expenses		71,239
Directors'/Trustees' fees		10,373
Auditing fees		12,525
Legal fees		3,523
Portfolio accounting fees		65,759
Distribution services fee--Institutional Service Shares		25,562
Shareholder services fee--Institutional Shares		463,715
Shareholder services fee--Institutional Service Shares		25,562
Share registration costs		18,788
Printing and postage		37,968
Insurance premiums		1,174
Miscellaneous		3,753

TOTAL EXPENSES		1,691,875

Waivers and Reimbursement of Expenses:
Waiver of investment adviser fee	$(72,445)
Waiver of distribution services fee--Institutional Service Shares	(24,935)
Waiver of shareholder services fee--Institutional Shares	(463,715)
Waiver of shareholder services fee--Institutional Service Shares	(627)
Reimbursement of investment adviser fee	(1,002)

TOTAL WAIVERS AND REIMBURSEMENT OF EXPENSES		(562,724)

Net expenses			1,129,151

Net investment income			12,517,163

Realized and Unrealized Gain on Investments:
Net realized gain on investments			38,971
Net change in unrealized depreciation of investments			5,042,476

Net realized and unrealized gain on investments			5,081,447

Change in net assets resulting from operations			$17,598,610

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended April 30	2001	2000

Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,517,163	$13,428,467
Net realized gain on investments	38,971	26,733
Net change in unrealized appreciation/depreciation	5,042,476	(3,957,814)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	17,598,610	9,497,386

Distributions to Shareholders
Distributions From Net Investment Income:
Institutional Shares	(11,961,079)	(11,980,899)
Institutional Service Shares	(633,750)	(1,334,302)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,594,829)	(13,315,201)

Share Transactions:
Proceeds from sale of shares	92,461,490	84,879,137
Net asset value of shares issued to shareholders in payment of distributions declared	4,774,594	4,703,745
Cost of shares redeemed	(94,457,508)	(95,927,697)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,778,576	(6,344,815)

Change in net assets	7,782,357	(10,162,630)

Net Assets:
Beginning of period	203,393,267	213,555,897

End of period	$211,175,624	$203,393,267

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2001

ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek to provide current income. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund/Trust based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards. The following reclassifications have been made to the financial statements.

Increase (Decrease)

Paid-In Capital	Accumulated Net Realized Gain/Loss	Undistributed Net Investment Income

$(4,049)	$4,193	$(144)

Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At April 30, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $19,902,474, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount

2002	$ 626,512

2003	5,572,713

2004	10,784,773

2005	1,566,031

2006	696,886

2007	159,370

2008	496,189

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at April 30, 2001 is as follows:

Security	Acquisition Date	Acquisition Cost

Banco Nacional de Mexico S.A., Credit Card Merchant Voucher Receivables Master Trust Series (1996-A), Class A1	1/9/1997	$2,148,973

Bayview Financial Acquisition Trust, 1998-1, Class MF2	5/14/1998	720,016

Bayview Financial Acquisition Trust, 1998-1, Class MI1	12/8/1998	1,695,969

Bosque Asset Corp., Class 1	6/19/1997	619,238

C-BASS ABS, LLC, Series 1997-1, Class A-1	2/25/1997	3,717,340

Circuit City Credit Card Master Trust 2000-1, Class CTF	2/23/2000	1,300,000

ContiMortgage Home Equity Loan Trust 1993-3, Class A2	2/7/2000	1,301,589

FMAC Loan Receivables Trust 1997-A, Class A-X	6/16/1997	1,072,954

Greenwich Capital Acceptance, 1991-4	1/7/1993	2,128,745

K Mart CMBS Financing, Inc., Series 1997-1, Class C	2/27/1997	4,000,000

Litigation Settlement Monetized Fee Trust 2001-1A, Class A1	2/5/2001	1,749,332

Long Beach Federal Savings Bank, Series 1992-3, Class A	6/29/1992	186,744

Merit Securities Corp., 12-1, Class B	5/18/1999	3,904,276

Merrill Lynch Mortgage Investors, Inc., Class BB	4/13/2000	1,922,782

Nomura Depositor Trust Commercial Mortgage Pass-Thru, 1998-STI, Class A-3	2/3/1998	1,000,000

125 Home Loan Owner Trust, 1998-1A, Class M2	7/30/1998	1,999,062

Option One Mortgage Securities Corp., Series C 1999-4, Class CTF	11/10/1999	2,598,831

Osprey Trust, Sr. Secd. Note	2/21/2001	1,555,641

Saxon Asset Securities Trust 2000-2, Class AV1	6/26/2001	1,002,097

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended April 30	2001		2000

Institutional Shares:	Shares	Amount	Shares	Amount

Shares sold	9,070,507	$78,463,919	8,911,953	$76,361,992
Shares issued to shareholders in payment of distributions declared	519,564	4,486,277	444,065	3,796,683
Shares redeemed	(9,739,215)	(84,093,582)	(8,900,987)	(76,116,228)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(149,144)	$(1,143,386)	455,031	$4,042,447

Year Ended April 30	2001		2000

Institutional Service Shares:	Shares	Amount	Shares	Amount

Shares sold	1,605,415	$13,997,571	992,483	$8,517,145
Shares issued to shareholders in payment of distributions declared	33,448	288,317	106,036	907,062
Shares redeemed	(1,206,042)	(10,363,926)	(2,314,778)	(19,811,469)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	432,821	$3,921,962	(1,216,259)	$(10,387,262)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	283,677	$2,778,576	(761,228)	$(6,344,815)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fees. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order, the Fund may invest in the Prime Value Obligation Fund, Institutional Shares, which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of the transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Institutional Service Shares annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended April 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sales transactions complied with Rule 17a-7 under the Act and amounted to $129,696,899 and $107,852,427, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended April 30, 2001, were as follows:

Purchases	$79,866,822

Sales	$81,193,513

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended April 30, 2001, the Fund did not designate any long-term capital gains dividends.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED SHORT-TERM INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Short-Term Income Fund (the "Fund"), one of the portfolios constituting Federated Income Securities Trust, as of April 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2001, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust, at April 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
June 19, 2001

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A Statement of Additional Information (SAI) dated June 30, 2001 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Federated
World-Class Investment Manager®

Federated Short-Term Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-4577

Federated is a registered mark of Federated Investors, Inc.
2001 ©Federated Investors, Inc.

Cusip 31420C209

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1111903A-IS (6/01)

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Federated
World-Class Investment Manager®

Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

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PROSPECTUS

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June 30, 2001

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INSTITUTIONAL SERVICE SHARES

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A mutual fund seeking to provide current income by investing primarily in a diversified portfolio of short- and medium-term high grade debt securities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

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Risk/Return Summary	1
What are the Fund's Fees and Expenses?	3
What are the Fund's Investment Strategies?	4
What are the Principal Securities in Which the Fund Invests?	6
What are the Specific Risks of Investing in the Fund?	9
What Do Shares Cost?	11
How is the Fund Sold?	11
How to Purchase Shares	12
How to Redeem Shares	14
Account and Share Information	17
Who Manages the Fund?	18
Financial Information	19
Report of Ernst & Young LLP, Independent Auditors	34
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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a diversified portfolio of investment grade fixed income securities consisting primarily of U.S. government and privately issued mortgage backed and asset backed securities, corporate debt securities, and U.S. treasury and agency securities. The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk.

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Although the value of the Fund's shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar-weighted average duration within a range of one to two years (and, in any event, to not more than three years). Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Omitted, See Appendix]

The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

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The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Institutional Service Shares total return for the three-month period from January 1, 2001 to March 31, 2001 was 2.68%.

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Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 3.77% (quarter ended June 30, 1995). Its lowest quarterly return was (0.70)% (quarter ended June 30, 1994).

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Average Annual Total Return Table

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The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 2000. The table shows the Fund's total returns averaged over a period of years relative to the Merrill Lynch 1-3 Year Short-Term Corporate Index (ML1-3STC), a broad-based market index, and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA), an average of funds with similar investment objectives. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	ML1-3STC	LSIGDFA

1 Year	8.48%	7.61%	7.35%
5 Years	5.72%	6.31%	5.39%
Start of Performance[1]	5.51%	6.63%	5.52%

1 The Fund's Institutional Service Shares start of performance date was January 24, 1992.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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What are the Fund's Fees and Expenses?

FEDERATED SHORT-TERM INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee[3]	0.25%
Shareholder Services Fee[4]	0.25%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.10%

1 Although not contractually obligated to do so, the Adviser, Distributor, and Shareholder Services Provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2001.

Total Waivers of Fund Expenses	0.29%

Total Actual Annual Fund Operating Expenses (after waivers)	0.81%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.36% for the fiscal year ended April 30, 2001.

3 A portion of the Distribution (12b-1) Fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The Distribution (12b-1) Fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.01% for the fiscal year ended April 30, 2001.

4 A portion of the Shareholder Services Fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The Shareholder Services Fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.24% for the fiscal year ended April 30, 2001.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$112

3 Years	$350

5 Years	$606

10 Years	$1,340

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What are the Fund's Investment Strategies?

The Fund invests in a diversified portfolio of investment grade fixed income securities consisting primarily of U.S. government and privately issued mortgage backed and asset backed securities; corporate debt securities; and U.S. treasury and agency securities. Investment grade securities are those rated BBB or higher by a nationally recognized statistical rating organization (NRSRO). In addition, at least 65% of the Fund's securities must be rated A or higher (or, for short-term instruments, in one of the two highest rating categories) by a NRSRO. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk and thus offers the greatest potential for return. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. treasury security with a comparable average life.) The security's projected spread is weighed against the spread the security can currently be purchased for, as well as the security's risk of prepayment (in the case of asset backed and mortgage backed securities) and its credit risk (in the case of corporate securities and privately issued asset backed and mortgage backed securities) in order to complete the analysis.

Asset and mortgage backed securities tend to amortize principal on a somewhat irregular schedule over time, since the borrower can usually prepay all or part of the loan without penalty. These securities generally offer higher yields versus U.S. treasury securities and non-mortgage backed agency securities to compensate for this prepayment risk as well as any credit risk which might be present in the security. Similarly, corporate debt securities, which tend to pay off on a predetermined schedule, generally offer higher yields than treasury and agency securities to compensate for credit risk. The Adviser actively manages the Fund's portfolio, seeking the higher relative returns of asset and mortgage backed securities and corporate debt securities, while attempting to limit the associated prepayment or credit risk.

The Adviser attempts to manage the Fund's prepayment risk by selecting asset and mortgage backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that support the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

The Adviser attempts to manage the Fund's credit risk by selecting corporate debt securities that make default in the payment of principal and interest less likely. The Adviser analyzes a variety of factors, including macroeconomic analysis and corporate earnings analysis to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes the issuer's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return.

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In addition to managing the Fund's portfolio to seek enhanced current income while minimizing prepayment and credit risk, the Adviser also seeks to limit the magnitude of fluctuation of the value of the Fund's shares. The Adviser attempts to manage price fluctuation by limiting the Fund's dollar-weighted average duration to within a range of one to two years and, in any event, to no greater than three years.

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The Adviser may lengthen or shorten duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration, and if the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions in analyzing a variety of factors, such as:

  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the U.S. Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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The following describes the principal types of fixed income securities in which the Fund may invest:

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Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a Government Sponsored Entity, or GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

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Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

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CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

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SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

Asset Backed Securities

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Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks. Like CMOs, the cash flows of asset backed securities may be highly structured.

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Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

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INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

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Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for the additional risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by simply calling the Fund at 1-800-341-7400.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 190 mutual funds and separate accounts, which totaled approximately $140 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Randall S. Bauer

Randall S. Bauer has been the Fund's Portfolio Manager since October 1995. He is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.

Robert E. Cauley

Robert E. Cauley has been the Fund's Portfolio Manager since March 1999. Mr. Cauley joined Federated in 1996 as a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser and has been a Portfolio Manager since 1997. Mr. Cauley has been a Vice President of the Adviser since 1999. Mr. Cauley was a member of the Asset-Backed Structuring Group at Lehman Brothers Holding, Inc. from 1994 to 1996. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 34.

Year Ended April 30	2001	2000	1999	1998	1997

Net Asset Value, Beginning of Period	$ 8.52	$ 8.67	$ 8.74	$ 8.68	$ 8.68
Income From Investment Operations:
Net investment income	0.53	0.51	0.50	0.50	0.53
Net realized and unrealized gain (loss) on investments	0.22	(0.15)	(0.07)	0.06	--

TOTAL FROM INVESTMENT OPERATIONS	0.75	0.36	0.43	0.56	0.53

Less Distributions:
Distributions from net investment income	(0.53)	(0.51)	(0.50)	(0.50)	(0.53)

Net Asset Value, End of Period	$ 8.74	$ 8.52	$ 8.67	$ 8.74	$ 8.68

Total Return[1]	9.12%	4.26%	4.99%	6.61%	6.27%

Ratios to Average Net Assets:

Expenses	0.81%	0.81%	0.81%	0.81%	0.81%

Net investment income	6.16%	5.94%	5.63%	5.73%	5.96%

Expense waiver/reimbursement[2]	0.29%	0.28%	0.28%	0.28%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$18,145	$13,999	$24,783	$14,783	$17,586

Portfolio turnover	43%	44%	54%	49%	55%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2001

Principal Amount			Value

		CORPORATE BONDS/ASSET-BACKED SECURITIES--57.5%
		Automotive--12.9%
$228,704		AFG Receivables Trust 1997-B, Class B, 6.40%, 2/15/2003	$230,762
1,000,000		AmSouth Auto Trust 2000-1, Class A3, 6.67%, 7/15/2004	1,025,990
2,319,584		Arcadia Automobile Receivables Trust 1997-B, Class A5, 6.70%, 2/15/2005	2,346,329
1,000,000		DaimlerChrysler AG, 7.75%, 6/15/2005	1,034,920
4,000,000		Ford Motor Credit Co., Sr. Note, 5.75%, 2/23/2004	3,973,480
2,000,000		General Motors Acceptance Corp., Note, 5.80%, 3/12/2003	2,009,120
241,430		Household Automobile Revolving Trust I 1998-1, Class B1, 6.30%, 5/17/2005	245,018
2,500,000		Isuzu Auto Owner Trust 2001-1, Class A3, 4.88%, 11/22/2004	2,496,675
937,598		Key Auto Finance Trust 1999-1, 7.08%, 1/15/2007	954,336
1,704,302		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	1,762,769
4,000,000		Navistar Financial Corp. Owner Trust 2000-B, Class A3, 6.67%, 11/15/2004	4,098,600
2,500,000		Navistar Financial Corp. Owner Trust 2001-A, Class A3, 4.99%, 8/15/2005	2,496,475
789,447		The CIT Group Securitization Corp. II, Class B, 6.45%, 6/15/2018	798,163
3,758,354		Toyota Auto Receivables 1999-A Owner Trust, Class C, 6.70%, 8/16/2004	3,806,836

		TOTAL	27,279,473

		Banking--2.4%
1,000,000	[1]	J.P. Morgan Chase & Co., Sub. Note, 5.288%, 8/19/2002	1,007,848
2,000,000		Mercantile Bancorporation, Inc., 6.80%, 6/15/2001	2,005,980
2,000,000		National Australia Bank, Ltd., Melbourne, Sub. Note, Series A, 6.40%, 12/10/2007	2,037,640

		TOTAL	5,051,468

		Beverage & Tobacco--0.6%
1,149,000		Philip Morris Cos., Inc., Deb., 8.25%, 10/15/2003	1,212,390

		Credit Card--14.2%
3,000,000		American Express Credit Account Master Trust 1997-1, Class A, 6.40%, 4/15/2005	3,063,510
1,715,728	[2]	Banco Nacional de Mexico S.A., Credit Card Merchant Voucher Receivables Master Trust (Series 1996-A), Class A1, 6.25%, 12/1/2003	1,707,150
3,650,000		Chemical Master Credit Card Trust I 1995-3, Class A, 6.23%, 4/15/2005	3,714,094
	[2]	Circuit City Credit Card Master Trust 2000-1, Class CTF, 6.22%, 2/15/2006	1,305,017
Principal Amount			Value

		CORPORATE BONDS/ASSET-BACKED SECURITIES--continued
		Credit Card--continued
$3,000,000		Citibank Credit Card Issuance Trust 2000-C2, Class C2, 5.43%, 10/15/2005	$3,006,630
2,000,000		Fingerhut Master Trust 1998-2, Class A, 6.23%, 2/15/2007	2,040,400
2,300,000		First Consumers Master Trust 2001-A, Class B, 6.14%, 9/15/2008	2,307,360
5,000,000		MBNA Master Credit Card Trust 1999-I, Class A, 6.40%, 1/18/2005	5,095,250
3,500,000		Prime Credit Card Master Trust 2000-1, Class A, 6.70%, 10/15/2009	3,618,265
3,000,000		Providian Master Trust 1997-4, Class B, 6.45%, 6/15/2007	3,055,980
1,000,000		Standard Credit Card Master Trust I, 1994-4, Class A, 8.25%, 11/7/2003	1,017,540

		TOTAL	29,931,196

		Electronics--0.5%
1,000,000		Anixter International, Inc., Company Guarantee, 8.00%, 9/15/2003	1,015,240

		Energy--0.7%
1,500,000	[1,2]	Osprey Trust, Sr. Secd. Note, 8.31%, 1/15/2003	1,547,115

		Financial Intermediaries--2.1%
2,400,000		Lehman Brothers Holdings, Inc., Note, 6.125%, 7/15/2003	2,439,240
2,000,000		Merrill Lynch & Co., Inc., Note, 6.00%, 2/12/2003	2,026,400

		TOTAL	4,465,640

		Home Equity Loan--10.1%
2,000,000	[2]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	2,030,620
3,000,000		Asset Backed Funding Certificate 2001-AQ1, Class A3, 5.745%, 4/20/2027	2,990,850
1,000,000		Chase Funding Mortgage Loan 1999-1, Class IIB, 7.80%, 6/25/2028	1,003,890
1,183,002		Cityscape Home Equity Loan Trust 1997-1, Class A4, 7.23%, 3/25/2018	1,197,641
359,411	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 5.2625%, 1/15/2028	359,837
1,178,317		ContiMortgage Home Equity Loan Trust 1997-1, Class A7, 7.32%, 9/15/2021	1,195,064
1,168,335	[2]	ContiMortgage Home Equity Loan Trust 1993-3, Class A2, 5.54%, 7/15/2020	1,108,820
1,445,000		Green Tree Home Equity Loan Trust 1999-A, Class A3, 5.98%, 4/15/2018	1,464,747
798,539		Headlands Home Equity Loan Trust 1998-2, Class A3, 6.67%, 12/15/2024	809,313
1,000,000		Mellon Bank Home Equity Installment Loan 1998-1, Class B, 6.95%, 3/25/2015	988,300
2,363,000		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	2,381,258
812,722	[1,2]	Saxon Asset Securities Trust 2000-2, Class AV1, 5.31%, 7/25/2030	813,532
5,000,000		Sovereign Bank Home Equity Loan Trust 2000-1, Class A2, 6.96%, 2/25/2015	5,109,026

		TOTAL	21,452,898

Principal Amount			Value

		CORPORATE BONDS/ASSET-BACKED SECURITIES--continued
		Manufactured Housing--5.8%
$3,306,346		Green Tree Financial Corp. 1993-2, Class A4, 6.90%, 7/15/2018	$3,390,493
2,000,000		Green Tree Financial Corp. 1996-2, Class B-1, 7.55%, 4/15/2027	1,956,977
4,000,000	[2]	Merit Securities Corp., 12-1, Class B, 7.98%, 7/28/2033	3,780,000
3,000,000		Merit Securities Corp., 13, Class A4, 7.88%, 12/28/2033	3,045,629

		TOTAL	12,173,099

		Other Asset Backed--2.2%
760,691	[1]	Case Equipment Loan Trust 1999-A, Class B, 5.96%, 8/15/2005	769,511
141,329		Copelco Capital Funding Corp. X 1997-A, Class A4, 6.47%, 4/20/2005	141,860
7,118,027	[2]	FMAC Loan Receivables Trust 1997-A, Class A-X, 3.78%, 4/15/2019	391,491
1,714,086	[1,2]	Litigation Settlement Monetized Fee Trust 2001-1A, Class A1, 8.33%, 4/25/2031	1,707,658
301,964		NationsCredit Grantor Trust 1997-1, Class A, 6.75%, 8/15/2013	305,126
1,250,000		Tobacco Settlement Revenue Management Authority 2001-A, Class A, 7.666%, 5/15/2016	1,250,700

		TOTAL	4,566,346

		Supranational--0.8%
1,700,000		Corp Andina De Fomento, Bond, 7.10%, 2/1/2003	1,738,828

		Telecommunications & Cellular--2.0%
1,000,000		MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	1,102,500
1,000,000		Sprint Capital Corp., 7.625%, 6/10/2002	1,017,690
2,085,000		U.S. West Communications, Inc., 7.20%, 11/1/2004	2,138,584

		TOTAL	4,258,774

		Utilities--3.2%
1,500,000		California Infrastructure SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	1,508,490
3,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 9.00%, 9/1/2021	3,158,160
2,000,000		Ohio Power Co., 7.00%, 7/1/2004	2,024,180

		TOTAL	6,690,830

		TOTAL CORPORATE BONDS/ASSET-BACKED SECURITIES (IDENTIFIED COST $120,772,452)	121,383,297

Principal Amount			Value

		MORTGAGE BACKED SECURITIES--24.4%
		Commercial Mortgage Backed Securities--2.5%
$8,297,033		First Union Lehman Brothers Commercial Mortgage Trust, Series 1997-C1, Class IO, 1.30324%, 4/18/2027	$435,483
4,000,000	[1,2]	KMart CMBS Financing, Inc., Series 1997-1, Class C, 6.075%, 3/1/2007	3,983,460
1,000,000	[1,2]	Nomura Depositor Trust Commercial Mortgage Pass-Thru 1998-STI, Class A-3, 6.18%, 1/15/2003	993,130

		TOTAL	5,412,073

		Non-Government Agency Mortgage Backed Securities--21.9%
703,955	[1,2]	Bayview Financial Acquisition Trust, 1998-1, Class MF2, 5.90%, 5/25/2029	661,500
621,905	[1]	Bayview Financial Acquisition Trust, 1998-1, Class MII, 5.80%, 5/25/2029	597,513
1,648,748	[1,2]	Bayview Financial Acquisition Trust, 1998-1, Class MI1, 7.52%, 5/25/2029	1,605,993
372,654	[1,2]	Bosque Asset Corp., Class 1, 7.66%, 6/5/2002	361,474
3,336,773	[1,2]	C-BASS ABS, LLC Series 1997-1, Class A-1, 7.82%, 2/1/2017	3,303,405
272,102		GE Capital Mortgage Services, Inc., Series 1994-27, Class A3, 6.50%, 7/25/2024	272,275
4,668,887		GE Capital Mortgage Services, Inc., Series 1995-11, Class B1, 7.50%, 12/25/2025	4,694,193
467,846		GE Capital Mortgage Services, Inc., Series 1996-3, Class A1, 7.00%, 3/25/2026	468,358
218,698		GE Capital Mortgage Services, Inc., Series1998-11, Class 1A1, 6.75%, 6/25/2028	219,081
2,058,149	[1,2]	Greenwich Capital Acceptance, Series 1991-4, 8.28%, 7/1/2019	2,042,713
2,199,543	[1]	Greenwich Capital Acceptance, Series 1993-AFCI, Class B1, 6.66%, 9/25/2023	2,177,547
348,460	[1]	Greenwich Capital Acceptance, Series 1993-LB2, Class A1, 8.51%, 8/25/2023	350,297
267,066	[1]	Greenwich Capital Acceptance, Series 1993-LB3, Class A1, 8.48%, 1/25/2024	269,290
2,755,567	[1]	Greenwich Capital Acceptance, Series 1994-C, Class B1, 7.735%, 1/25/2025	2,732,002
146,158	[2]	Long Beach Federal Savings Bank, Series 1992-3, Class A, 9.60%, 6/15/2022	146,158
3,070,000	[1]	Mellon Residential Funding Corp., Series 1998-TBC1, Class B1, 6.59258%, 10/25/2028	3,118,936
1,125,420	[1,2]	Merrill Lynch Mortgage Investors, Inc., Class BB, 8.00%, 3/1/2031	1,121,380
1,467,328	[2]	Option One Mortgage Securities Corp., Series C 1999-4, Class CTF, 9.67%, 12/25/2029	1,482,926
3,361,731		PNC Mortgage Securities Corp., Series 1999-5 2A-1, Class 2A1, 6.75%, 7/25/2029	3,387,111
4,865,169		PNC Mortgage Securities Corp., Series 1999-9, Class 3A1, 7.22%, 10/25/2029	4,953,228
1,000,274		Prudential Home Mortgage Securities, Series 1992-5, Class A-6, 7.50%, 4/25/2007	1,018,959

Principal Amount			Value

		MORTGAGE BACKED SECURITIES--continued
		Non-Government Agency Mortgage Backed Securities--continued
$2,000,000		Residential Accredit Loans, Inc., Series 1997-QS12, Class A6, 7.25%, 11/25/2027	$2,033,620
1,178,464	[1]	Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024	1,173,161
8,025,358		Structured Asset Securities Corp. 1999-ALS2, Class A2, 6.75%, 7/25/2029	8,025,309

		TOTAL	46,216,429

		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $51,632,610)	51,628,502

		GOVERNMENT AGENCIES MORTGAGE BACKED SECURITIES--7.4%
2,000,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	1,987,120
9,000,000		Federal National Mortgage Association, Note, 5.125%, 2/13/2004	9,041,850
1,268,701		GNMA, Pool 354754, 7.50%, 2/15/2024	1,304,377
3,088,863		GNMA, Pool 780360, 11.00%, 9/15/2015	3,398,336

		TOTAL GOVERNMENT AGENCIES MORTGAGE BACKED SECURITIES (IDENTIFIED COST $15,750,853)	15,731,683

		U.S. TREASURY NOTES--4.1%
4,000,000		Note, 5.125%, 12/31/2002	4,055,800
500,000		Note, 5.625%, 5/15/2008	512,005
2,000,000		Note, 5.75%, 11/15/2005	2,070,000
1,000,000		Note, 5.75%, 8/15/2010	1,025,540
935,000		Note, 6.625%, 5/15/2007	1,008,613

		TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $8,656,644)	8,671,958

		MUTUAL FUNDS--11.2%
23,666,192		Prime Value Obligations Fund, IS Shares (at net asset value)	23,666,192

		TOTAL INVESTMENTS (IDENTIFIED COST $220,478,751)[3]	$221,081,632

1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At April 30, 2001, these securities amounted to $30,093,542 which represents 14.3% of net assets.

3 The cost of investments for federal tax purposes amounts to $220,478,751. The net unrealized appreciation of investments on a federal tax basis amounts to $602,881 which is comprised of $2,008,709 appreciation and $1,405,828 depreciation at April 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($211,175,624) at April 30, 2001.

The following acronym is used throughout this portfolio:

IO	--Interest Only

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2001

Assets:
Total investments in securities, at value (identified cost $220,478,751)		$221,081,632
Cash		317,214
Income receivable		1,207,003
Receivable for investments sold		334,178
Receivable for shares sold		127,185

TOTAL ASSETS		223,067,212

Liabilities:
Payable for investments purchased	$11,076,746
Payable for shares redeemed	225,051
Income distribution payable	575,191
Accrued expenses	14,600

TOTAL LIABILITIES		11,891,588

Net assets for 24,166,025 shares outstanding		$211,175,624

Net Assets Consist of:
Paid in capital		$230,822,870
Net unrealized appreciation of investments		602,881
Accumulated net realized loss on investments		(19,902,474)
Distributions in excess of net investment income		(347,653)

TOTAL NET ASSETS		$211,175,624

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$193,030,145 ÷ 22,089,483 shares outstanding		$8.74

Institutional Service Shares:
$18,145,479 ÷ 2,076,542 shares outstanding		$8.74

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended April 30, 2001

Investment Income:
Interest			$13,646,314

Expenses:
Investment adviser fee		$782,843
Administrative personnel and services fee		155,000
Custodian fees		14,091
Transfer and dividend disbursing agent fees and expenses		71,239
Directors'/Trustees' fees		10,373
Auditing fees		12,525
Legal fees		3,523
Portfolio accounting fees		65,759
Distribution services fee--Institutional Service Shares		25,562
Shareholder services fee--Institutional Shares		463,715
Shareholder services fee--Institutional Service Shares		25,562
Share registration costs		18,788
Printing and postage		37,968
Insurance premiums		1,174
Miscellaneous		3,753

TOTAL EXPENSES		1,691,875

Waivers and Reimbursement of Expenses:
Waiver of investment adviser fee	$(72,445)
Waiver of distribution services fee--Institutional Service Shares	(24,935)
Waiver of shareholder services fee--Institutional Shares	(463,715)
Waiver of shareholder services fee--Institutional Service Shares	(627)
Reimbursement of investment adviser fee	(1,002)

TOTAL WAIVERS AND REIMBURSEMENT OF EXPENSES		(562,724)

Net expenses			1,129,151

Net investment income			12,517,163

Realized and Unrealized Gain on Investments:
Net realized gain on investments			38,971
Net change in unrealized depreciation of investments			5,042,476

Net realized and unrealized gain on investments			5,081,447

Change in net assets resulting from operations			$17,598,610

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended April 30	2001	2000

Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,517,163	$13,428,467
Net realized gain on investments	38,971	26,733
Net change in unrealized appreciation/depreciation	5,042,476	(3,957,814)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	17,598,610	9,497,386

Distributions to Shareholders
Distributions From Net investment Income:
Institutional Shares	(11,961,079)	(11,980,899)
Institutional Service Shares	(633,750)	(1,334,302)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,594,829)	(13,315,201)

Share Transactions:
Proceeds from sale of shares	92,461,490	84,879,137
Net asset value of shares issued to shareholders in payment of distributions declared	4,774,594	4,703,745
Cost of shares redeemed	(94,457,508)	(95,927,697)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,778,576	(6,344,815)

Change in net assets	7,782,357	(10,162,630)

Net Assets:
Beginning of period	203,393,267	213,555,897

End of period	$211,175,624	$203,393,267

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2001

ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek to provide current income. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund/Trust based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards. The following reclassifications have been made to the financial statements

Increase (Decrease)

Paid-In Capital	Accumulated Net Realized Gain/Loss	Undistributed Net Investment Income

$(4,049)	$4,193	$(144)

Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At April 30, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $19,902,474, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount

2002	$ 626,512

2003	5,572,713

2004	10,784,773

2005	1,566,031

2006	696,886

2007	159,370

2008	496,189

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at April 30, 2001 is as follows:

Security	Acquisition Date	Acquisition Cost

Banco Nacional de Mexico S.A., Credit Card Merchant Voucher Receivables Master Trust Series (1996-A), Class A1	1/9/1997	$2,148,973

Bayview Financial Acquisition Trust, 1998-1, Class MF2	5/14/1998	720,016

Bayview Financial Acquisition Trust, 1998-1, Class MI1	12/8/1998	1,695,969

Bosque Asset Corp., Class 1	6/19/1997	619,238

C-BASS ABS, LLC, Series 1997-1, Class A-1	2/25/1997	3,717,340

Circuit City Credit Card Master Trust 2000-1, Class CTF	2/23/2000	1,300,000

ContiMortgage Home Equity Loan Trust 1993-3, Class A2	2/7/2000	1,301,589

FMAC Loan Receivables Trust 1997-A, Class A-X	6/16/1997	1,072,954

Greenwich Capital Acceptance, 1991-4	1/7/1993	2,128,745

K Mart CMBS Financing, Inc., Series 1997-1, Class C	2/27/1997	4,000,000

Litigation Settlement Monetized Fee Trust 2001-1A, Class A1	2/5/2001	1,749,332

Long Beach Federal Savings Bank, Series 1992-3, Class A	6/29/1992	186,744

Merit Securities Corp., 12-1, Class B	5/18/1999	3,904,276

Merrill Lynch Mortgage Investors, Inc., Class BB	4/13/2000	1,922,782

Nomura Depositor Trust Commercial Mortgage Pass-Thru, 1998-STI, Class A-3	2/3/1998	1,000,000

125 Home Loan Owner Trust, 1998-1A, Class M2	7/30/1998	1,999,062

Option One Mortgage Securities Corp., Series C 1999-4, Class CTF	11/10/1999	2,598,831

Osprey Trust, Sr. Secd. Note	2/21/2001	1,555,641

Saxon Asset Securities Trust 2000-2, Class AV1	6/26/2001	1,002,097

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended April 30	2001		2000

Institutional Shares:	Shares	Amount	Shares	Amount

Shares sold	9,070,507	$78,463,919	8,911,953	$76,361,992
Shares issued to shareholders in payment of distributions declared	519,564	4,486,277	444,065	3,796,683
Shares redeemed	(9,739,215)	(84,093,582)	(8,900,987)	(76,116,228)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(149,144)	$(1,143,386)	455,031	$4,042,447

Year Ended April 30	2001		2000

Institutional Service Shares:	Shares	Amount	Shares	Amount

Shares sold	1,605,415	$13,997,571	992,483	$8,517,145
Shares issued to shareholders in payment of distributions declared	33,448	288,317	106,036	907,062
Shares redeemed	(1,206,042)	(10,363,926)	(2,314,778)	(19,811,469)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	432,821	$3,921,962	(1,216,259)	$(10,387,262)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	283,677	$2,778,576	(761,228)	$(6,344,815)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fees. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order, the Fund may invest in the Prime Value Obligations Fund, Institutional Shares, which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of the transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Institutional Service Shares annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended April 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sales transactions complied with Rule 17a-7 under the Act and amounted to $129,696,899 and $107,852,427, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended April 30, 2001, were as follows:

Purchases	$79,866,822

Sales	$81,193,513

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended April 30, 2001, the Fund did not designate any long-term capital gains dividends.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED SHORT-TERM INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Short-Term Income Fund (the "Fund"), one of the portfolios constituting Federated Income Securities Trust, as of April 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2001, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust, at April 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States

Ernst & Young LLP

Boston, Massachusetts
June 19, 2001

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A Statement of Additional Information (SAI) dated June 30, 2001 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.
You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Federated
World-Class Investment Manager®

Federated Short-Term Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-4577

Federated is a registered mark of Federated Investors, Inc.
2001 ©Federated Investors, Inc.

Cusip 31420C308

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1111903A-SS (6/01)

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Federated
World-Class Investment Manager®

Federated Intermediate Income Fund

A Portfolio of Federated Income Securities Trust

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PROSPECTUS

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June 30, 2001

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INSTITUTIONAL SHARES

A mutual fund seeking to provide current income by investing in a diversified portfolio of investment grade securities, which are rated in one of the four highest categories by a nationally recognized statistical rating organization.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

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Risk/Return Summary	1
What are the Fund's Fees and Expenses?	3
What are the Fund's Investment Strategies?	4
What are the Principal Securities in Which the Fund Invests?	6
What are the Specific Risks of Investing in the Fund?	9
What Do Shares Cost?	10
How is the Fund Sold?	11
How to Purchase Shares	11
How to Redeem Shares	13
Account and Share Information	15
Who Manages the Fund?	16
Financial Information	18
Report of Ernst & Young LLP, Independent Auditors	42

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a diversified portfolio of investment grade fixed income securities consisting primarily of corporate debt securities, U.S. government and privately issued mortgage backed securities, and U.S. treasury and agency securities. The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk.

Although the value of the Fund's shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar weighted average maturity to between three and ten years and duration to between three and seven years. Maturity reflects the time until a fixed income security becomes payable. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Omitted, See Appendix]

The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

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The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Institutional Shares total return for the three-month period from January 1, 2001 to March 31, 2001 was 3.18%.

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Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 6.69% (quarter ended June 30, 1995). Its lowest quarterly return was (2.22)% (quarter ended March 31, 1996).

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Average Annual Total Return Table

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The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2000. The table shows the Fund's total returns averaged over a period of years relative to the Lehman Brothers Government/Credit Total Index (LBGCT), Lehman Brothers Credit Bond Total Index (LBCB), Lehman Brothers Intermediate Government/Credit Index (LBIGC), broad-based market indexes, and the Lipper Intermediate-Term Investment Grade Debt Funds Average (LIIGDFA), an average of funds with similar investment objectives. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	LBGCT	LBCB	LBIGC	LIIGDFA

1 Year	10.26%	9.39%	11.85%	10.12%	9.89%
5 Years	5.65%	5.80%	6.24%	6.11%	5.54%
Start of Performance[1]	6.45%	6.57%	6.59%	6.22%	5.79%

1 The Fund's Institutional Shares start of performance date was December 20, 1993.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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What are the Fund's Fees and Expenses?

FEDERATED INTERMEDIATE INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.90%

1 Although not contractually obligated to do so, the Adviser and Shareholder Services Provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2001.

Total Waivers of Fund Expenses	0.35%

Total Actual Annual Fund Operating Expenses (after waivers)	0.55%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.40% for the fiscal year ended April 30, 2001.

3 The Shareholder Services Fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The Shareholder Services Fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.00% for the fiscal year ended April 30, 2001.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$92

3 Years	$287

5 Years	$498

10 Years	$1,108

What are the Fund's Investment Strategies?

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The Adviser actively manages the Fund's portfolio seeking current income within the Fund's investment policy parameters for limiting credit risk and share price volatility attributable to interest rate risk. The Fund limits credit risk by investing exclusively in a diversified portfolio of investment grade fixed income securities, including corporate debt securities, U.S. government and privately issued mortgage backed securities, and U.S. treasury and agency securities. Investment grade securities are rated in one of the four highest categories (BBB or higher) by a nationally recognized statistical rating organization (NRSRO), or if unrated, of comparable quality as determined by the Adviser. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

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The Fund's share price volatility attributable to interest rate risk is managed by maintaining, under normal market conditions, a dollar-weighted average portfolio duration of between three and seven years. Further, the dollar-weighted average portfolio maturity of the Fund will normally be between three and ten years.

Within the Fund's three to seven-year portfolio duration range, the Adviser may seek to change the Fund's interest rate volatility exposure, by lengthening or shortening duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration. If the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

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In addition to managing the Fund's portfolio duration, the Adviser seeks to enhance the Fund's current income by selecting securities, within the Fund's credit quality range, that the Adviser expects will offer the best relative value. In other words, in selecting securities, the Adviser assesses whether the Fund will be adequately compensated for assuming the risks (such as credit risk) of a particular security by comparing the security to other securities without those risks. The Adviser continually analyzes a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. treasury security with a comparable average life.) The security's projected spread is weighed against the security's credit risk (in the case of corporate securities and privately issued asset backed and mortgage backed securities) and its risk of prepayment (in the case of asset backed and mortgage backed securities) in order to complete the analysis.

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Corporate debt securities generally offer higher yields than U.S. government securities to compensate for credit risk. Similarly, asset and mortgage backed securities generally offer higher yields versus U.S. treasury securities and non-mortgage backed agency securities, to compensate for prepayment risk. The Adviser invests the Fund's portfolio seeking the higher relative returns of corporate debt securities and asset and mortgage backed securities, when available, while maintaining appropriate portfolio diversification and attempting to limit the associated credit or prepayment risks.

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The Adviser attempts to manage the Fund's credit risk by selecting corporate debt securities that make default in the payment of principal and interest less likely. The Adviser uses corporate earnings analysis to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes a company's business, competitive position, and financial condition to assess whether the security's credit risk is commensurate with its potential return.

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The Adviser attempts to manage the Fund's prepayment risk by selecting asset and mortgage backed securities with characteristics that make prepayment less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that securitize the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

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There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates in particular will be successful.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a Government Sponsored Entity, or GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

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Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

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Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. treasury security with a comparable maturity (the spread) measures the additional interest paid for the additional risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

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Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

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What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:
State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by simply calling the Fund at 1-800-341-7400.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

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By Mail

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You may redeem Shares by mailing a written request to the Fund.

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You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

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Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 190 mutual funds and separate accounts, which totaled approximately $140 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Joseph M. Balestrino

Joseph M. Balestrino has been the Fund's Portfolio Manager since January 1994. He is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Christopher J. Smith

Christopher J. Smith has been the Fund's Portfolio Manager since June 2000. Mr. Smith joined Federated in 1995 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. Mr. Smith is a Chartered Financial Analyst. He received his M.A. in Economics and Finance from the University of Kentucky.

Susan M. Nason

Susan M. Nason has been the Fund's Portfolio Manager since December 1993. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 42.

Year Ended April 30	2001	2000	1999	1998	1997

Net Asset Value, Beginning of Period	$ 9.45	$10.07	$10.17	$ 9.79	$ 9.77
Income From Investment Operations:
Net investment income	0.65	0.62	0.60	0.63	0.63
Net realized and unrealized gain (loss) on investments	0.41	(0.60)	(0.10)	0.38	0.03

TOTAL FROM INVESTMENT OPERATIONS	1.06	0.02	0.50	1.01	0.66

Less Distributions:
Distributions from net investment income	(0.65)	(0.62)	(0.60)	(0.63)	(0.63)
Distributions from net realized gain on investments	--	(0.02)	(0.00)[1]	--	(0.01)

TOTAL DISTRIBUTIONS	(0.65)	(0.64)	(0.60)	(0.63)	(0.64)

Net Asset Value, End of Period	$ 9.86	$ 9.45	$10.07	$10.17	$ 9.79

Total Return[2]	11.54%	0.30%	5.03%	10.58%	7.00%

Ratios to Average Net Assets:

Expenses	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income	6.72%	6.48%	5.87%	6.30%	6.48%

Expense waiver/reimbursement[3]	0.35%	0.37%	0.43%	0.47%	0.57%

Supplemental Data:

Net assets, end of period (000 omitted)	$300,289	$294,644	$219,824	$176,712	$121,307

Portfolio turnover	43%	54%	41%	44%	55%

1 Amount represents less than $0.01 per share.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2001

Principal Amount			Value

		ASSET-BACKED SECURITIES--2.7%
		Credit Card--0.6%
$500,000		Discover Card Trust 1996-3, Class B, 6.25%, 8/18/2008	$500,831
1,500,000		Prime Credit Card Master Trust 2000-1, Class A, 6.70%, 10/15/2009	1,550,685

		TOTAL	2,051,516

		Structured Product (Abs)--1.5%
2,000,000	[1]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	2,030,620
2,000,000		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	2,015,453
500,000		Residential Funding Corp. 1993-S26, Class A10, 7.50%, 7/25/2023	510,520
300,000		Residential Funding Corp. 1993-S31, Class A7, 7.00%, 9/25/2023	297,630
25,885		The Money Store Home Equity Trust 1992-B, Class A, 6.90%, 7/15/2007	25,845

		TOTAL	4,880,068

		Utilities--0.6%
2,000,000		California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1, Series 1997-1, Class A8, 6.48%, 12/26/2009	1,994,640

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,808,849)	8,926,224

		CORPORATE BONDS--69.4%
		Aerospace & Defense--0.3%
1,000,000		Boeing Capital Corp., 6.68%, 12/1/2003	1,038,340

		Air Transportation--2.0%
215,890		Continental Airlines, Inc., Pass Thru Cert., 7.73%, 3/15/2011	215,400
1,554,766		Continental Airlines, Inc., Pass Thru Cert., Series 1997-4 B, 6.90%, 1/2/2017	1,485,968
1,150,000		Delta Air Lines, Inc., Note, 8.30%, 12/15/2029	975,349
1,300,000		Delta Air Lines, Inc., Pass Thru Cert., Series 2000-1 B, 7.92%, 11/18/2010	1,373,645
895,529		Northwest Airlines Corp., Equip. Trust, 8.072%, 10/1/2019	958,628
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	401,617
1,150,000		United Air Lines, Pass Thru Cert., 7.73%, 7/1/2010	1,213,952

		TOTAL	6,624,559

		Automobile--0.4%
1,460,000		Ford Motor Co., 7.45%, 7/16/2031	1,427,223

Principal Amount			Value

		CORPORATE BONDS--continued
		Banking--7.6%
$1,250,000		ABN-AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026	$1,196,837
2,000,000		Banco Santander Central Hispano, S.A., Bank Guarantee, 7.875%, 4/15/2005	2,100,820
100,000		Bank One Corp., Sub. Deb., 7.25%, 8/15/2004	103,816
220,000		Bank One Corp., Sub. Note, 7.25%, 8/1/2002	225,845
250,000		Bank One Corp., Sr. Note, 8.10%, 3/1/2002	256,830
200,000		BankAmerica Corp., Sub. Note, 7.75%, 7/15/2002	206,832
200,000		BankAmerica Corp., Sub. Note, 8.375%, 3/15/2002	206,434
2,200,000		Barclays North America, Deb., 9.75%, 5/15/2021	2,316,050
10,000		Boatmen's Bancshares, Inc., Sub. Note, 9.25%, 11/1/2001	10,233
2,000,000		Capital One Bank, 6.875%, 2/1/2006	1,950,140
30,000		Central Fidelity Banks, Inc., Sub. Note, 8.15%, 11/15/2002	31,402
2,000,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	1,838,968
40,000		Corestates Capital Corp., Sub. Note, 5.875%, 10/15/2003	40,380
1,000,000	[1]	Den Danske Bank Group, Note, 7.40%, 6/15/2010	1,019,470
30,000		First Union Corp., Sub. Note, 8.00%, 11/15/2002	31,278
30,000		HSBC USA, Inc., Sub. Note, 8.25%, 11/1/2001	30,549
1,000,000		J.P. Morgan Chase & Co., Sub. Note, 6.70%, 11/1/2007	1,003,220
1,000,000		J.P. Morgan Chase & Co., Note, 6.375%, 2/15/2008	982,990
3,300,000		National Bank of Canada, NY, Note, Series B, 8.125%, 8/15/2004	3,507,108
15,000		NationsBank Corp., Sub. Note, 7.625%, 4/15/2005	15,852
1,000,000		NationsBank Corp., Sub. Note, Series MTNF, 7.19%, 7/30/2012	991,720
715,000		PNC Funding Corp., Sub. Note, 6.875%, 7/15/2007	723,787
4,000,000	[1]	Regional Diversified Funding, 9.25%, 3/15/2030	4,009,224
200,000		SunTrust Bank, Inc., Central Florida, Sub. Note, 6.90%, 7/1/2007	200,602
255,000		SunTrust Bank, Inc., Note, 7.375%, 7/1/2002	262,319
15,000		SunTrust Bank, Inc., Sub. Note, 6.125%, 2/15/2004	15,273
1,000,000	[1]	Swedbank, Sub., 7.50%, 11/29/2049	1,003,906
1,250,000		Washington Mutual, Inc., Sr. Note, 7.50%, 8/15/2006	1,303,388

		TOTAL	25,585,273

Principal Amount			Value

		CORPORATE BONDS--continued
		Beverage & Tobacco--0.0%
$100,000		Philip Morris Cos., Inc., Note, 7.625%, 5/15/2002	$102,346

		Broadcast Radio & TV--1.0%
3,100,000		Clear Channel Communications, Inc., Sr. Note, 7.65%, 9/15/2010	3,213,553

		Cable Television--1.8%
3,500,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	3,748,465
2,250,000		Cox Communications, Inc., MTN, 6.69%, 9/20/2004	2,281,252

		TOTAL	6,029,717

		Chemicals & Plastics--0.6%
10,000		Air Products & Chemicals, Inc., Sr. Note, 7.375%, 5/1/2005	10,356
1,500,000	[1]	Bayer Corp., Deb., 6.50%, 10/1/2002	1,530,810
40,000		Du Pont (E.I.) de Nemours & Co., Note, 8.125%, 3/15/2004	42,878
750,000	[1]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	514,815
30,000		PPG Industries, Inc., Note, 6.50%, 11/1/2007	29,080

		TOTAL	2,127,939

		Conglomerates--0.2%
750,000		Loews Corp., Deb., 8.875%, 4/15/2011	826,605

		Consumer Products--0.8%
2,250,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	2,402,122
100,000		Hershey Foods Corp., Note, 6.70%, 10/1/2005	103,131
300,000		Sara Lee Corp., Sr. Note, 6.00%, 1/15/2008	293,721

		TOTAL	2,798,974

		Ecological Services & Equipment--1.5%
2,500,000		USA Waste Services, Inc., Sr. Note, 7.00%, 10/1/2004	2,511,300
425,000		USA Waste Services, Inc., Sr. Note, 7.125%, 10/1/2007	419,675
2,000,000		WMX Technologies, Inc., Deb., 8.75%, 5/1/2018	2,081,480

		TOTAL	5,012,455

		Education--1.0%
3,425,000		Boston University, MTN, 7.625%, 7/15/2097	3,335,299

Principal Amount			Value

		CORPORATE BONDS--continued
		Electronics--1.5%
$2,250,000		Anixter International, Inc., Company Guarantee, 8.00%, 9/15/2003	$2,284,290
1,500,000		General Electric Financial Services, Inc., MTN, 9.18%, 12/30/2008	1,751,055
225,000		General Electric Financial Services, Inc., Sr. Note, 6.29%, 12/15/2001	227,457
115,000		International Business Machines Corp., 7.25%, 11/1/2002	118,810
500,000		International Business Machines Corp., Note, 6.45%, 8/1/2007	506,035
15,000		Rockwell International Corp., Unsecd. Note, 6.625%, 6/1/2005	15,220

		TOTAL	4,902,867

		Finance - Automotive--1.9%
2,100,000		Ford Capital BV, Note, 9.375%, 5/15/2001	2,104,431
100,000		Ford Motor Credit Co., Note, 6.625%, 6/30/2003	101,967
250,000		Ford Motor Credit Co., Note, 7.50%, 4/25/2011	249,380
35,000		Ford Motor Credit Co., Note, 7.75%, 3/15/2005	36,592
100,000		Ford Motor Credit Co., Unsecd. Note, 8.00%, 6/15/2002	103,124
1,000,000		Ford Motor Credit Co., Unsub., 6.875%, 6/5/2001	1,001,000
1,500,000		General Motors Acceptance Corp., MTN, 7.50%, 7/15/2005	1,561,335
155,000		General Motors Acceptance Corp., Note, 7.00%, 9/15/2002	158,353
1,170,000		General Motors Acceptance Corp., Sr. Note, 5.75%, 11/10/2003	1,173,416

		TOTAL	6,489,598

		Finance - Retail--0.8%
100,000		Household Finance Corp., Note, 6.125%, 8/15/2003	101,430
100,000		Household Finance Corp., Note, 7.00%, 9/15/2002	102,449
100,000		Household Finance Corp., Sr. Note, 7.25%, 8/15/2002	102,586
2,250,000		Waddell & Reed Financial, Inc., Note, 7.50%, 1/18/2006	2,280,083

		TOTAL	2,586,548

		Financial Intermediaries--5.8%
4,000,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	4,040,800
1,000,000		Donaldson, Lufkin and Jenrette Securities Corp., Sr. Note, 6.50%, 6/1/2008	992,710
175,000		Lehman Brothers Holdings, Inc., Bond, 7.00%, 5/15/2003	180,672
2,575,000		Lehman Brothers Holdings, Inc., Note, 7.875%, 8/15/2010	2,704,110
1,575,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	1,611,997
2,325,000		Marsh & McLennan Cos., Inc., Sr. Note, 7.125%, 6/15/2009	2,404,608

Principal Amount			Value

		CORPORATE BONDS--continued
		Financial Intermediaries--continued
$1,000,000		Merrill Lynch & Co., Inc., MTN, 7.20%, 10/15/2012	$997,220
500,000		Merrill Lynch & Co., Inc., Note, 6.875%, 3/1/2003	514,020
15,000		Merrill Lynch & Co., Inc., Note, 7.375%, 5/15/2006	15,941
100,000		Merrill Lynch & Co., Inc., Note, 8.30%, 11/1/2002	104,702
1,000,000		Merrill Lynch & Co., Inc., Note, Series MTNB, 7.19%, 8/7/2012	984,800
920,000		Morgan Stanley Group, Inc., Deb., 9.375%, 6/15/2001	925,511
2,500,000		Morgan Stanley Group, Inc., Note, 7.125%, 1/15/2003	2,585,650
50,000		Pitney Bowes Credit Corp., Unsecd. Note, 8.80%, 2/15/2003	53,006
100,000		Salomon Smith Barney Holdings, Inc., Note, Series C, 7.15%, 2/15/2003	103,429
100,000		Salomon Smith Barney Holdings, Inc., Unsecd. Note, Series MTNG, 6.35%, 1/15/2004	101,905
5,000		Salomon, Inc., Note, 6.375%, 10/1/2004	5,092
10,000		Salomon, Inc., Note, 6.625%, 11/15/2003	10,309
200,000		Salomon, Inc., Sr. Note, 6.80%, 4/15/2003	205,907
30,000		Wells Fargo & Co., Note, 5.75%, 2/1/2003	30,363
892,132	[1]	World Financial, Pass Thru Cert., Series 96 WFP-B, 6.91%, 9/1/2013	901,650

		TOTAL	19,474,402

		Financial Services--0.9%
3,000,000		General Electric Capital Corp., MTN, 6.65%, 9/3/2002	3,074,820
100,000		U.S. Leasing International, Unsecd. Note, 6.625%, 5/15/2003	101,148

		TOTAL	3,175,968

		Food & Drug Retailers--0.8%
2,000,000		Kroger Co., Inc., 7.25%, 6/1/2009	2,033,820
500,000		Meyer (Fred), Inc., Company Guarantee, 7.45%, 3/1/2008	514,695

		TOTAL	2,548,515

		Food Products--0.4%
5,000		Grand Metropolitan Investment Corp., 9.00%, 8/15/2011	5,922
1,200,000		Kellogg Co., 7.45%, 4/1/2031	1,193,160
300,000		Kraft General Foods, Inc., Deb., 6.00%, 6/15/2001	300,252

		TOTAL	1,499,334

Principal Amount			Value

		CORPORATE BONDS--continued
		Forest Products--1.3%
$1,500,000		Donohue Forest Products, 7.625%, 5/15/2007	$1,553,700
1,000,000		Fort James Corp., Deb., 8.375%, 11/15/2001	1,011,580
1,000,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	1,037,140
25,000		Union Camp Corp., Note, 6.50%, 11/15/2007	24,311
750,000		Westvaco Corp., Deb., 7.75%, 2/15/2023	753,143
25,000		Weyerhaeuser Co., Deb., 9.05%, 2/1/2003	26,292

		TOTAL	4,406,166

		Health Services--1.4%
1,000,000		Aetna Services, Inc., Company Guarantee, 6.75%, 8/15/2001	1,006,850
1,550,000		Guidant Corp., 6.15%, 2/15/2006	1,508,491
2,000,000		UnitedHealth Group, Inc., 7.50%, 11/15/2005	2,093,120

		TOTAL	4,608,461

		Industrial Products & Equipment--0.0%
25,000		Ingersoll-Rand Co., Note, 6.51%, 12/1/2004	25,402

		Insurance--4.7%
500,000		CIGNA Corp., Sr. Note, 7.40%, 1/15/2003	515,640
1,975,000		Continental Corp., Unsecd. Note, 7.25%, 3/1/2003	1,998,443
2,000,000		Delphi Financial Group, Inc., Note, 8.00%, 10/1/2003	2,045,040
2,000,000	[1]	Equitable Life, Note, 7.70%, 12/1/2015	2,097,500
4,000,000		GEICO Corp., Deb., 9.15%, 9/15/2021	4,241,080
25,000		ITT Hartford Group, Inc., Note, 8.30%, 12/1/2001	25,522
15,000		Lincoln National Corp., Note, 7.625%, 7/15/2002	15,443
2,000,000	[1]	Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006	2,056,810
1,000,000		St. Paul Cos., Inc., MTN, Series MTNB, 7.29%, 8/28/2007	1,032,240
2,150,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	1,911,221

		TOTAL	15,938,939

		Leisure & Entertainment--2.4%
3,900,000		International Speedway Corp., 7.875%, 10/15/2004	3,949,764
800,000		Paramount Communications, Inc., Sr. Note, 7.50%, 1/15/2002	814,456
3,200,000		Viacom, Inc., Sr. Deb., 8.25%, 8/1/2022	3,273,792

		TOTAL	8,038,012

Principal Amount			Value

		CORPORATE BONDS--continued
		Metals & Mining--3.0%
$3,000,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	$3,090,990
2,922,000		Inco Ltd., Note, 9.60%, 6/15/2022	2,937,896
2,405,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	2,456,251
875,000		Noranda, Inc., Deb., 8.625%, 7/15/2002	896,857
750,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	646,813

		TOTAL	10,028,807

		Oil & Gas--5.8%
10,000		Atlantic Richfield Co., Deb., 9.125%, 3/1/2011	12,097
1,250,000		Enterprise Oil, Sr. Note, 7.00%, 5/1/2018	1,204,562
1,000,000		Global Marine, Inc., Sr. Note, 7.125%, 9/1/2007	1,017,730
3,300,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	3,287,823
750,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	757,875
500,000		Norcen Energy Resources, Inc., Sr. Deb., 6.80%, 7/2/2002	506,005
3,250,000	[1]	Pemex Finance Ltd., 9.03%, 2/15/2011	3,461,868
1,000,000		Sun Co., Inc., 9.00%, 11/1/2024	1,115,940
2,450,000		Tosco Corp., 8.125%, 2/15/2030	2,660,186
1,000,000		USX Corp., Deb., 9.375%, 5/15/2022	1,187,550
1,000,000		Union Pacific Resources Group, Inc., Unsecd. Note, 7.00%, 10/15/2006	1,028,830
3,150,000	[1]	Yosemite Securities Trust I, Bond, 8.25%, 11/15/2004	3,256,565

		TOTAL	19,497,031

		Pharmaceutical--0.6%
1,750,000		American Home Products Corp., 6.25%, 3/15/2006	1,737,470
250,000		American Home Products Corp., Note, 7.90%, 2/15/2005	262,220
100,000		Lilly (Eli) & Co., Unsecd. Note, 6.25%, 3/15/2003	102,157

		TOTAL	2,101,847

		Printing & Publishing--1.1%
3,250,000		News America Holdings, Inc., 10.125%, 10/15/2012	3,548,870

		Rail Industry--0.5%
831,404		Atchison Topeka & SF RR, Equip. Trust, 6.55%, 1/6/2013	801,132
937,109		Burlington Northern Santa Fe, Pass Thru Cert., 7.57%, 1/2/2021	990,243

		TOTAL	1,791,375

Principal Amount			Value

		CORPORATE BONDS--continued
		Real Estate--1.5%
$3,250,000		EOP Operating LP, 7.375%, 11/15/2003	$3,359,655
1,000,000		Price REIT, Inc., Sr. Note, 7.50%, 11/5/2006	1,031,860
900,000		Storage USA, Deb., 7.50%, 12/1/2027	779,013

		TOTAL	5,170,528

		Retailers--5.5%
2,000,000		CVS Corp., 5.625%, 3/15/2006	1,967,580
850,000		Dayton-Hudson Corp., Deb., 8.50%, 12/1/2022	910,996
2,250,000		Federated Department Stores, Inc., Sr. Note, 8.125%, 10/15/2002	2,329,920
2,200,000		Harcourt General, Inc., Sr. Note, 6.70%, 8/1/2007	2,120,184
500,000		May Department Stores Co., Deb., 9.875%, 6/15/2021	522,485
3,000,000		Safeway, Inc., Note, 7.25%, 9/15/2004	3,109,530
2,000,000		Sears, Roebuck & Co., MTN, 10.00%, 2/3/2012	2,387,580
3,000,000		TJX Cos., Inc., 7.45%, 12/15/2009	3,033,330
1,750,000		Target Corp., 7.50%, 2/15/2005	1,853,198
200,000		Wal-Mart Stores, Inc., Unsecd. Note, 6.50%, 6/1/2003	206,132

		TOTAL	18,440,935

		Services--0.1%
500,000		Olsten Corp., Sr. Note, 7.00%, 3/15/2006	482,695

		Sovereign--1.4%
200,000		Korea Development Bank, 7.625%, 10/1/2002	204,835
1,200,000		Korea Development Bank, Sr. Unsub., 6.50%, 11/15/2002	1,211,988
1,000,000		Quebec, Province of, 5.50%, 4/11/2006	986,260
1,000,000		Sweden, Government of, Deb., 10.25%, 11/1/2015	1,248,950
1,000,000		Victoria Public Authority, Local Gov't. Guarantee, 8.25%, 1/15/2002	1,019,796

		TOTAL	4,671,829

		Supranational--0.6%
2,100,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	2,121,378

		Technology Services--1.2%
3,750,000		Unisys Corp., Sr. Note, 11.75%, 10/15/2004	3,956,250

Principal Amount			Value

		CORPORATE BONDS--continued
		Telecommunications & Cellular--4.4%
$1,800,000		AT&T Wireless Group, Sr. Note, 7.875%, 3/1/2011	$1,811,916
250,000		Bell Atlantic-New Jersey, Deb., 5.875%, 2/1/2004	248,490
1,850,000		BellSouth Telecommunications, Inc., Note, 6.00%, 6/15/2002	1,873,292
3,100,000		CenturyTel, Inc., 8.375%, 10/15/2010	3,166,743
15,000		Chesapeake & Potomac Telephone Co. of VA, Deb., 6.75%, 5/1/2008	14,857
50,000		Chesapeake & Potomac Telephone Co. of Washington D.C., Deb., 7.00%, 2/1/2009	49,788
100,000		GTE Southwest, Inc., Deb., 6.54%, 12/1/2005	101,765
410,000		Lucent Technologies, Inc., Note, 6.90%, 7/15/2001	406,412
650,000		MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	716,625
2,000,000		MetroNet Escrow Corp., Sr. Note, 10.625%, 11/1/2008	2,205,000
15,000		New England Telephone & Telegraph, Deb., 6.125%, 10/1/2006	14,694
800,000		New England Telephone & Telegraph, Deb., 8.625%, 8/1/2001	806,400
100,000		New York Telephone Co., Unsecd. Note, 6.25%, 2/15/2004	101,123
115,000		Ohio Bell Telephone Co., Unsecd. Note, 6.125%, 5/15/2003	116,990
3,125,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	3,018,063

		TOTAL	14,652,158

		Utilities--4.6%
250,000		Consolidated Edison Co., Deb., Series 92B, 7.625%, 3/1/2004	259,245
1,600,000	[1]	Edison Mission Holding Co., Sr. Secd. Note, 8.734%, 10/1/2026	1,488,698
1,250,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,106,225
1,000,000		Gulf States Utilities, 1st Mtg. Bond, Series 2005B, 6.77%, 8/1/2005	1,004,100
3,100,000	[1]	Israel Electric Corp. Ltd., 8.25%, 10/15/2009	3,173,067
1,500,000	[1]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	1,302,675
400,000	[1]	Israel Electric Corp. Ltd., Sr. Secd. Note, 7.75%, 3/1/2009	397,392
1,800,000		Kansas City Power & Light Co., 7.125%, 12/15/2005	1,828,206
100,000		Louisiana Power & Light Co., 1st Mtg. Bond, 7.50%, 11/1/2002	100,603
30,000		Michigan Consolidated Gas, 1st Mtg. Bond, 6.80%, 6/15/2003	30,619
180,000		Minnesota Power and Light Co., 1st Mtg. Bond, 7.75%, 6/1/2007	179,986
1,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 9.00%, 9/1/2021	1,052,720
1,000,000		PSEG Power LLC, 7.75%, 4/15/2011	1,007,110

Principal Amount			Value

		CORPORATE BONDS--continued
		Utilities--continued
$1,000,000		Pacific Gas & Electric Co., Unsecd. Note, Series B, 7.75%, 6/30/2004	$685,000
100,000		Reliant Energy, Inc., Collateral Trust, Series C, 6.50%, 4/21/2003	101,265
5,000		Sonat, Inc., Note, 6.875%, 6/1/2005	5,078
1,000,000	[1]	Tenaga Nasional Berhad, Deb., 7.50%, 1/15/2096	721,320
900,000		Utilicorp United, Inc., Sr. Note, 7.95%, 2/1/2011	891,198
15,000		Verizon Communications, Deb., 6.75%, 5/1/2008	14,743

		TOTAL	15,349,250

		TOTAL CORPORATE BONDS (IDENTIFIED COST $231,819,008)	233,629,448

		U.S. GOVERNMENT AGENCIES--13.4%
100,000		Federal Home Loan Bank System, 6.00%, 6/30/2003	102,537
1,000,000		Federal Home Loan Bank System, 6.00%, 7/7/2004	1,026,110
1,750,000		Federal Home Loan Bank System, 6.00%, 5/17/2006	1,748,215
1,000,000		Federal Home Loan Bank System, 6.10%, 4/7/2003	1,024,680
1,000,000		Federal Home Loan Bank System, 6.11%, 4/17/2003	1,025,210
1,000,000		Federal Home Loan Bank System, 6.14%, 5/11/2005	1,000,740
2,000,000		Federal Home Loan Bank System, 6.23%, 6/1/2005	2,003,080
1,500,000		Federal Home Loan Bank System, 7.00%, 7/16/2009	1,543,155
1,000,000		Federal Home Loan Bank System, 7.00%, 12/15/2009	1,003,160
200,000		Federal Home Loan Bank System, Series BC01, 5.71%, 7/13/2001	200,588
4,000,000		Federal Home Loan Mortgage Corp., Deb., 6.22%, 3/18/2008	3,987,640
2,500,000		Federal Home Loan Mortgage Corp., Deb., 6.35%, 7/17/2008	2,498,750
2,000,000		Federal Home Loan Mortgage Corp., Deb., 8.29%, 9/30/2009	2,028,800
3,000,000		Federal Home Loan Mortgage Corp., Note, 5.625%, 3/15/2011	2,907,270
10,000,000		Federal Home Loan Mortgage Corp., Note, 6.875%, 1/15/2005	10,555,400
1,333,000		Federal Home Loan Mortgage Corp., Series 1228H, 7.00%, 2/15/2022	1,360,873
387,580		Federal Home Loan Mortgage Corp., Series 1324VE, 7.00%, 8/15/2008	390,331
1,470,000		Federal Home Loan Mortgage Corp., Series 1468M, 7.00%, 1/15/2010	1,509,308
1,000,000		Federal Home Loan Mortgage Corp., Series 24, Class VB, 6.50%, 7/25/2010	1,010,070
150,000		Federal National Mortgage Association, MTN, 6.25%, 12/13/2002	153,937
1,650,000		Federal National Mortgage Association, MTN, 6.71%, 7/24/2001	1,659,256

Principal Amount			Value

		U.S. GOVERNMENT AGENCIES--continued
$1,000,000		Federal National Mortgage Association, Series 1992-124, Class D, 7.00%, 4/25/2010	$1,028,280
2,000,000		Federal National Mortgage Association, Series 1993-139, Class KD, 7.00%, 7/25/2006	2,068,520
680,377		Federal National Mortgage Association, Series 1994-79, Class G, 7.00%, 11/25/2004	698,114
1,000,000		Federal National Mortgage Association, Series 1996-68, Class VC, 6.50%, 9/18/2010	996,930
1,000,000		Federal National Mortgage Association, Series G93-31, Class H, 7.00%, 2/25/2013	1,012,440
500,000		Tennessee Valley Authority, 6.125%, 7/15/2003	504,125

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $44,810,366)	45,047,519

		MUNICIPALS--3.1%
		Education--0.3%
1,100,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007	1,224,036

		Municipal Services--2.8%
1,250,000		Atlanta & Fulton County, GA, Recreation Authority, Taxable Revenue Bonds, Series 1997, 7.00% Bonds (Downtown Arena Project)/(FSA INS), 12/1/2028	1,202,762
1,325,000		Kansas City, MO, Redevelopment Authority, 7.65% Bonds (Auditorium Project), (FSA INS), 11/1/2018	1,378,464
2,000,000		McKeesport, PA, Taxable GO, Series B 1997, 7.30% Bonds (MBIA INS), 3/1/2020	2,024,320
1,000,000		Miami Florida Revenue Pension Obligation, 7.20% Bonds (AMBAC INS), 12/1/2025	986,310
1,500,000		Minneapolis/St. Paul, MN, Airport Commission, UT GO Taxable Revenue Bonds, Series 9, 8.95% Bonds, 1/1/2022	1,598,250
1,000,000		Pittsburgh, PA Urban Redevelopment Authority, 9.07% Bonds (CGIC GTD), 9/1/2014	1,105,570
1,000,000		St. Johns County, FL Convention Center, Taxable Municipal Revenue Bonds, 8.00% Bonds (FSA INS), 1/1/2026	1,036,250

		TOTAL	9,331,926

		TOTAL MUNICIPALS (IDENTIFIED COST $10,301,895)	10,555,962

Shares or Principal Amount			Value

		PREFERRED STOCKS--1.3%
		Financial Intermediaries--1.0%
70,000		Citigroup, Inc., Cumulative Pfd.	$3,280,900

		Telecommunications & Cellular--0.3%
6,100		AT&T Corp., Pfd.	150,487
40,000		AT&T Corp., Pfd., $2.50	1,010,000

		TOTAL	1,160,487

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $4,560,940)	4,441,387

		MUTUAL FUNDS--1.2%
280,289		Federated Mortgage Core Portfolio	2,788,878
1,224,147		Prime Value Obligations Fund, Class IS	1,224,147

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $3,897,216)	4,013,025

		U.S. TREASURY SECURITIES--7.6%
$3,600,000		United States Treasury Bond, 5.375%, 2/15/2031	3,397,500
5,400,000		United States Treasury Bond, 6.25%, 5/15/2030	5,702,400
22,000,000		United States Treasury Note, Principal Only, 8/15/2027	4,560,160
1,000,000		United States Treasury Note, 4.75%, 2/15/2004	1,004,630
11,000,000		United States Treasury Note, 5.00%, 2/15/2011	10,726,760

		TOTAL U.S. TREASURY SECURITIES (IDENTIFIED COST $26,580,743)	25,391,450

		TOTAL INVESTMENTS (IDENTIFIED COST $330,779,017)[2]	$332,005,015

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2001, these securities amounted to $30,877,611 which represents 9.2% of net assets.

2 The cost of investments for federal tax purposes amounts to $330,822,752. The net unrealized appreciation of investments on a federal tax basis amounts to $1,182,263 which is comprised of $5,620,805 appreciation and $4,438,542 depreciation at April 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($336,495,471) at April 30, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
CGIC	--Capital Guaranty Insurance Corporation
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
MBIA	--Municipal Bond Investors Assurance
MTN	--Medium Term Note
REIT	--Real Estate Investment Trust
UT	--Unlimited Tax

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2001

Assets:
Total investments in securities, at value (identified cost $330,779,017)		$332,005,015
Income receivable		6,073,814
Receivable for investments sold		1,378,444
Receivable for shares sold		761,450
Prepaid expenses		28,594

TOTAL ASSETS		340,247,317

Liabilities:
Payable for investments purchased	$1,459,552
Payable for shares redeemed	455,580
Income distribution payable	1,811,707
Accrued expenses	25,007

TOTAL LIABILITIES		3,751,846

Net assets for 34,132,549 shares outstanding		$336,495,471

Net Assets Consist of:
Paid in capital		$344,228,292
Net unrealized appreciation of investments		1,225,998
Accumulated net realized loss on investments		(8,958,819)

TOTAL NET ASSETS		$336,495,471

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$300,289,332 ÷ 30,460,020 shares outstanding		$9.86

Institutional Service Shares:
$36,206,139 ÷ 3,672,529 shares outstanding		$9.86

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended April 30, 2001

Investment Income:
Dividends			$2,151,854
Interest			21,655,395

TOTAL INCOME			23,807,249

Expenses:
Investment adviser fee		$1,636,420
Administrative personnel and services fee		246,445
Custodian fees		20,946
Transfer and dividend disbursing agent fees and expenses		38,293
Directors'/Trustees' fees		9,491
Auditing fees		13,419
Legal fees		3,600
Portfolio accounting fees		101,785
Distribution services fee--Institutional Service Shares		76,467
Shareholder services fee--Institutional Shares		741,743
Shareholder services fee--Institutional Service Shares		76,467
Share registration costs		28,146
Printing and postage		23,237
Insurance premiums		1,964
Miscellaneous		5,237

TOTAL EXPENSES		3,023,660

Waivers and Reimbursement of Expenses:
Waiver of investment adviser fee	$(314,520)
Waiver of distribution services fee--Institutional Service Shares	(50,504)
Waiver of shareholder services fee--Institutional Shares	(741,743)
Waiver of shareholder services fee--Institutional Service Shares	(25,963)
Reimbursement of investment adviser fee	(507)

TOTAL WAIVERS AND REIMBURSEMENT OF EXPENSES		(1,133,237)

Net expenses			1,890,423

Net investment income			21,916,826

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(1,151,723)
Net change in unrealized depreciation of investments			14,511,383

Net realized and unrealized gain on investments			13,359,660

Change in net assets resulting from operations			$35,276,486

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended April 30	2001	2000

Increase (Decrease) in Net Assets
Operations:
Net investment income	$21,916,826	$19,392,792
Net realized loss on investments	(1,151,723)	(4,458,939)
Net change in unrealized depreciation of investments	14,511,383	(12,588,996)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	35,276,486	2,344,857

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(19,899,706)	(18,312,786)
Institutional Service Shares	(1,969,657)	(1,040,735)
Distributions from net realized gain on investments
Institutional Shares	--	(629,456)
Institutional Service Shares	--	(35,010)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,869,363)	(20,017,987)

Share Transactions:
Proceeds from sale of shares	94,663,101	119,391,787
Proceeds from share issued in connection with the tax-free transfer of assets from Vermont National Bank, a Common Trust Fund	--	3,849,562
Net asset value of shares issued in connection with the acquisition of CCB Bond Fund	--	79,584,880
Net asset value of shares issued to shareholders in payment of distributions declared	5,533,409	4,636,595
Cost of shares redeemed	(89,910,908)	(110,015,628)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,285,602	97,447,196

Change in net assets	23,692,725	79,774,066

Net Assets:
Beginning of period	312,802,746	233,028,680

End of period	$336,495,471	$312,802,746

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2001

ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Intermediate Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

Effective July 19, 1999, the Fund received a tax-free transfer of assets from Vermont National Bank, a Common Trust Fund.

Fund Shares Issued	Common Trust Fund Net Asset Received	Unrealized Appreciation	[1]

389,238	$3,849,562	$15,443

1 Unrealized appreciation is included in the Common Trust Fund's net assets received.

On July 26, 1999, the Fund acquired all the net assets of CCB Bond Fund ("Acquired Fund") pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The acquisition was accomplished by a tax-free exchange of 8,112,628 Institutional Shares of the Fund (valued at $79,584,880) for the 8,045,396 Shares of the Acquired Fund outstanding at July 26, 1999. The Acquired Fund's net assets of $79,590,157 (which consisted of $84,134,127 of Paid In Capital, $1,427,878 of net unrealized depreciation and $3,116,092 of accumulated net realized loss on investments) were combined with those of the Fund. The aggregate net assets of the Fund and the Acquired Fund immediately before the acquisition were $244,260,248 and $79,590,157, respectively. Immediately after the acquisition, the combined aggregate net assets of the Fund were $323,850,405.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Trust along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to permanent book and tax differences. The following reclassifications have been made to the financial statements.

Increase (Decrease)

Paid-in Capital	Accumulated Net Realized Gain/Loss

$3,347,966	$(3,347,966)

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At April 30, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $8,915,071 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expire Amount

2003	$2,025,815

2004	1,187,066

2007	135,079

2008	1,141,628

2009	4,425,483

The availability of a portion of these capital loss carryforwards, which were acquired in connection with the CCB Bond reorganization on July 23, 1999, may be limited in a given year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended April 30	2001		2000

Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,091,961	$69,118,887	10,978,126	$105,935,864
Shares issued in connection with the tax-free transfer of assets from Vermont National Bank, a Common Trust Fund	--	--	389,238	3,849,562
Shares issued in connection with the acquisition of CCB Bond Fund	--	--	8,112,628	79,584,880
Shares issued to shareholders in payment of distributions declared	381,411	3,706,876	393,124	3,795,046
Shares redeemed	(8,180,053)	(79,300,609)	(10,544,191)	(101,673,032)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(706,681)	$(6,474,846)	9,328,925	$91,492,320

Year Ended April 30	2001		2000

Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,657,607	$25,544,214	1,388,440	$13,455,923
Shares issued to shareholders in payment of distributions declared	187,610	1,826,533	87,253	841,549
Shares redeemed	(1,093,418)	(10,610,299)	(866,703)	(8,342,596)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	1,751,799	$16,760,448	608,990	$5,954,876

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,045,118	$10,285,602	9,937,915	$97,447,196

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order, the Fund may invest in Federated Prime Value Obligations Fund, which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended April 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Director/Trustees, and/or common Officers. These purchase and sales transactions complied with Rule 17a-7 under the Act and amounted to $109,495,552 and $142,686,263, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the year ended April 30, 2001, were as follows:

Purchases	$98,562,585

Sales	$109,860,866

Purchases and sales of long-term U.S. government securities for the year ended April 30, 2001, were as follows:

Purchases	$57,269,718

Sales	$27,653,101

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended April 30, 2001, the Fund did not designate any long-term capital gains dividends.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FEDERATED INTERMEDIATE INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Intermediate Income Fund (the "Fund"), one of the portfolios constituting Federated Income Securities Trust, as of April 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2001, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Intermediate Income Fund, a portfolio of Federated Income Securities Trust, at April 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
June 19, 2001

A Statement of Additional Information (SAI) dated June 30, 2001 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Federated
World-Class Investment Manager®

Federated Intermediate Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-4577

Federated is a registered mark of Federated Investors, Inc.
2001 ©Federated Investors, Inc.

Cusip 31420C407

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3090804A-IS (6/01)

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Federated
World-Class Investment Manager®

Federated Intermediate Income Fund

A Portfolio of Federated Income Securities Trust

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PROSPECTUS

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June 30, 2001

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INSTITUTIONAL SERVICE SHARES

A mutual fund seeking to provide current income by investing in a diversified portfolio of investment grade securities, which are rated in one of the four highest categories by a nationally recognized statistical rating organization.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

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Risk/Return Summary	1
What are the Fund's Fees and Expenses?	3
What are the Fund's Investment Strategies?	4
What are the Principal Securities in Which the Fund Invests?	6
What are the Specific Risks of Investing in the Fund?	9
What Do Shares Cost?	10
How is the Fund Sold?	11
How to Purchase Shares	12
How to Redeem Shares	13
Account and Share Information	16
Who Manages the Fund?	17
Financial Information	18
Report of Ernst & Young LLP, Independent Auditors	42

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a diversified portfolio of investment grade fixed income securities consisting primarily of corporate debt securities, U.S. government and privately issued mortgage backed securities, and U.S. treasury and agency securities. The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk.

Although the value of the Fund's shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar weighted average maturity to between three and ten years and duration to between three and seven years. Maturity reflects the time until a fixed income security becomes payable. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Omitted, See Appendix]

The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

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The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Service Shares total return for the three-month period from January 1, 2001 to March 31, 2001 was 3.11%.

Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 6.62% (quarter ended June 30, 1995). Its lowest quarterly return was (2.28)% (quarter ended March 31, 1996).

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Average Annual Total Return Table

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The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 2000. The table shows the Fund's total returns averaged over a period of years relative to the Lehman Brothers Government/Credit Total Index (LBGCT), Lehman Brothers Credit Bond Total Index (LBCB), Lehman Brothers Intermediate Government/Credit Index (LBIGC), broad-based market indexes, and the Lipper Intermediate-Term Investment Grade Debt Funds Average (LIIGDFA), an average of funds with similar investment objectives. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	LBGCT	LBCB	LBIGC	LIIGDFA

1 Year	9.99%	9.39%	11.85%	10.12%	9.89%
5 Years	5.38%	5.80%	6.24%	6.11%	5.54%
Start of Performance[1]	6.19%	6.57%	6.59%	6.22%	5.79%

1 The Fund's Institutional Service Shares start of performance date was December 20, 1993.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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What are the Fund's Fees and Expenses?

FEDERATED INTERMEDIATE INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee[3]	0.25%
Shareholder Services Fee[4]	0.25%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.15%

1 Although not contractually obligated to do so, the Adviser, Distributor, and Shareholder Services Provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2001.

Total Waivers of Fund Expenses	0.34%

Total Actual Annual Fund Operating Expenses (after waivers)	0.81%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.40% for the fiscal year ended April 30, 2001.

3 A portion of the Distribution (12b-1) Fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The Distribution (12b-1) Fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.08% for the fiscal year ended April 30, 2001.

4 A portion of the Shareholder Services Fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The Shareholder Services Fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.18% for the fiscal year ended April 30, 2001.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$117

3 Years	$365

5 Years	$633

10 Years	$1,398

What are the Fund's Investment Strategies?

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The Adviser actively manages the Fund's portfolio seeking current income within the Fund's investment policy parameters for limiting credit risk and share price volatility attributable to interest rate risk. The Fund limits credit risk by investing exclusively in a diversified portfolio of investment grade fixed income securities, including corporate debt securities, U.S. government and privately issued mortgage backed securities, and U.S. treasury and agency securities. Investment grade securities are rated in one of the four highest categories (BBB or higher) by a nationally recognized statistical rating organization (NRSRO), or if unrated, of comparable quality as determined by the Adviser. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

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The Fund's share price volatility attributable to interest rate risk is managed by maintaining, under normal market conditions, a dollar-weighted average portfolio duration of between three and seven years. Further, the dollar-weighted average portfolio maturity of the Fund will normally be between three and ten years.

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Within the Fund's three to seven-year portfolio duration range, the Adviser may seek to change the Fund's interest rate volatility exposure, by lengthening or shortening duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration. If the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

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  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

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In addition to managing the Fund's portfolio duration, the Adviser seeks to enhance the Fund's current income by selecting securities, within the Fund's credit quality range, that the Adviser expects will offer the best relative value. In other words, in selecting securities, the Adviser assesses whether the Fund will be adequately compensated for assuming the risks (such as credit risk) of a particular security by comparing the security to other securities without those risks. The Adviser continually analyzes a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. treasury security with a comparable average life.) The security's projected spread is weighed against the security's credit risk (in the case of corporate securities and privately issued asset backed and mortgage backed securities) and its risk of prepayment (in the case of asset backed an d mortgage backed securities) in order to complete the analysis.

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Corporate debt securities generally offer higher yields than U.S. government securities to compensate for credit risk. Similarly, asset and mortgage backed securities generally offer higher yields versus U.S. treasury securities and non-mortgage backed agency securities, to compensate for prepayment risk. The Adviser invests the Fund's portfolio seeking the higher relative returns of corporate debt securities and asset and mortgage backed securities, when available, while maintaining appropriate portfolio diversification and attempting to limit the associated credit or prepayment risks.

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The Adviser attempts to manage the Fund's credit risk by selecting corporate debt securities that make default in the payment of principal and interest less likely. The Adviser uses corporate earnings analysis to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes a company's business, competitive position, and financial condition to assess whether the security's credit risk is commensurate with its potential return.

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The Adviser attempts to manage the Fund's prepayment risk by selecting asset and mortgage backed securities with characteristics that make prepayment less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that securitize the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

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There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates in particular will be successful.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a Government Sponsored Entity, or GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

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Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. treasury security with a comparable maturity (the spread) measures the additional interest paid for the additional risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

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Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

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What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by simply calling the Fund at 1-800-341-7400.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

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By Mail

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You may redeem Shares by mailing a written request to the Fund.

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You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

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Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 190 mutual funds and separate accounts, which totaled approximately $140 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Joseph M. Balestrino

Joseph M. Balestrino has been the Fund's Portfolio Manager since January 1994. He is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Christopher J. Smith

Christopher J. Smith has been the Fund's Portfolio Manager since June 2000. Mr. Smith joined Federated in 1995 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. Mr. Smith is a Chartered Financial Analyst. He received his M.A. in Economics and Finance from the University of Kentucky.

Susan M. Nason

Susan M. Nason has been the Fund's Portfolio Manager since December 1993. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 42.

Year Ended April 30	2001	2000	1999	1998	1997

Net Asset Value, Beginning of Period	$ 9.45	$10.07	$10.17	$ 9.79	$ 9.76
Income From Investment Operations:
Net investment income	0.63	0.60	0.58	0.61	0.61
Net realized and unrealized gain (loss) on investments	0.41	(0.60)	(0.10)	0.38	0.04

TOTAL FROM INVESTMENT OPERATIONS	1.04	0.00	0.48	0.99	0.65

Less Distributions:
Distributions from net investment income	(0.63)	(0.60)	(0.58)	(0.61)	(0.61)
Distributions from net realized gain on investments	--	(0.02)	(0.00)[1]	--	(0.01)

TOTAL DISTRIBUTIONS	(0.63)	(0.62)	(0.58)	(0.61)	(0.62)

Net Asset Value, End of Period	$ 9.86	$ 9.45	$10.07	$10.17	$ 9.79

Total Return[2]	11.26%	0.05%	4.77%	10.31%	6.73%

Ratios to Average Net Assets:

Expenses	0.81%	0.80%	0.80%	0.80%	0.80%

Net investment income	6.46%	6.24%	5.64%	6.03%	6.21%

Expense waiver/reimbursement[3]	0.34%	0.37%	0.43%	0.47%	0.57%

Supplemental Data:

Net assets, end of period (000 omitted)	$36,206	$18,159	$13,204	$4,522	$790

Portfolio turnover	43%	54%	41%	44%	55%

1 Amount represents less than $0.01 per share.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2001

Principal Amount			Value

		ASSET-BACKED SECURITIES--2.7%
		Credit Card--0.6%
$500,000		Discover Card Trust 1996-3, Class B, 6.25%, 8/18/2008	$500,831
1,500,000		Prime Credit Card Master Trust 2000-1, Class A, 6.70%, 10/15/2009	1,550,685

		TOTAL	2,051,516

		Structured Product (Abs)--1.5%
2,000,000	[1]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	2,030,620
2,000,000		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	2,015,453
500,000		Residential Funding Corp. 1993-S26, Class A10, 7.50%, 7/25/2023	510,520
300,000		Residential Funding Corp. 1993-S31, Class A7, 7.00%, 9/25/2023	297,630
25,885		The Money Store Home Equity Trust 1992-B, Class A, 6.90%, 7/15/2007	25,845

		TOTAL	4,880,068

		Utilities--0.6%
2,000,000		California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1, Series 1997-1, Class A8, 6.48%, 12/26/2009	1,994,640

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,808,849)	8,926,224

		CORPORATE BONDS--69.4%
		Aerospace & Defense--0.3%
1,000,000		Boeing Capital Corp., 6.68%, 12/1/2003	1,038,340

		Air Transportation--2.0%
215,890		Continental Airlines, Inc., Pass Thru Cert., 7.73%, 3/15/2011	215,400
1,554,766		Continental Airlines, Inc., Pass Thru Cert., Series 1997-4 B, 6.90%, 1/2/2017	1,485,968
1,150,000		Delta Air Lines, Inc., Note, 8.30%, 12/15/2029	975,349
1,300,000		Delta Air Lines, Inc., Pass Thru Cert., Series 2000-1 B, 7.92%, 11/18/2010	1,373,645
895,529		Northwest Airlines Corp., Equip. Trust, 8.072%, 10/1/2019	958,628
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	401,617
1,150,000		United Air Lines, Pass Thru Cert., 7.73%, 7/1/2010	1,213,952

		TOTAL	6,624,559

		Automobile--0.4%
1,460,000		Ford Motor Co., 7.45%, 7/16/2031	1,427,223

Principal Amount			Value

		CORPORATE BONDS--continued
		Banking--7.6%
$1,250,000		ABN-AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026	$1,196,837
2,000,000		Banco Santander Central Hispano, S.A., Bank Guarantee, 7.875%, 4/15/2005	2,100,820
100,000		Bank One Corp., Sub. Deb., 7.25%, 8/15/2004	103,816
220,000		Bank One Corp., Sub. Note, 7.25%, 8/1/2002	225,845
250,000		Bank One Corp., Sr. Note, 8.10%, 3/1/2002	256,830
200,000		BankAmerica Corp., Sub. Note, 7.75%, 7/15/2002	206,832
200,000		BankAmerica Corp., Sub. Note, 8.375%, 3/15/2002	206,434
2,200,000		Barclays North America, Deb., 9.75%, 5/15/2021	2,316,050
10,000		Boatmen's Bancshares, Inc., Sub. Note, 9.25%, 11/1/2001	10,233
2,000,000		Capital One Bank, 6.875%, 2/1/2006	1,950,140
30,000		Central Fidelity Banks, Inc., Sub. Note, 8.15%, 11/15/2002	31,402
2,000,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	1,838,968
40,000		Corestates Capital Corp., Sub. Note, 5.875%, 10/15/2003	40,380
1,000,000	[1]	Den Danske Bank Group, Note, 7.40%, 6/15/2010	1,019,470
30,000		First Union Corp., Sub. Note, 8.00%, 11/15/2002	31,278
30,000		HSBC USA, Inc., Sub. Note, 8.25%, 11/1/2001	30,549
1,000,000		J.P. Morgan Chase & Co., Sub. Note, 6.70%, 11/1/2007	1,003,220
1,000,000		J.P. Morgan Chase & Co., Note, 6.375%, 2/15/2008	982,990
3,300,000		National Bank of Canada, NY, Note, Series B, 8.125%, 8/15/2004	3,507,108
15,000		NationsBank Corp., Sub. Note, 7.625%, 4/15/2005	15,852
1,000,000		NationsBank Corp., Sub. Note, Series MTNF, 7.19%, 7/30/2012	991,720
715,000		PNC Funding Corp., Sub. Note, 6.875%, 7/15/2007	723,787
4,000,000	[1]	Regional Diversified Funding, 9.25%, 3/15/2030	4,009,224
200,000		SunTrust Bank, Inc., Central Florida, Sub. Note, 6.90%, 7/1/2007	200,602
255,000		SunTrust Bank, Inc., Note, 7.375%, 7/1/2002	262,319
15,000		SunTrust Bank, Inc., Sub. Note, 6.125%, 2/15/2004	15,273
1,000,000	[1]	Swedbank, Sub., 7.50%, 11/29/2049	1,003,906
1,250,000		Washington Mutual, Inc., Sr. Note, 7.50%, 8/15/2006	1,303,388

		TOTAL	25,585,273

Principal Amount			Value

		CORPORATE BONDS--continued
		Beverage & Tobacco--0.0%
$100,000		Philip Morris Cos., Inc., Note, 7.625%, 5/15/2002	$102,346

		Broadcast Radio & TV--1.0%
3,100,000		Clear Channel Communications, Inc., Sr. Note, 7.65%, 9/15/2010	3,213,553

		Cable Television--1.8%
3,500,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	3,748,465
2,250,000		Cox Communications, Inc., MTN, 6.69%, 9/20/2004	2,281,252

		TOTAL	6,029,717

		Chemicals & Plastics--0.6%
10,000		Air Products & Chemicals, Inc., Sr. Note, 7.375%, 5/1/2005	10,356
1,500,000	[1]	Bayer Corp., Deb., 6.50%, 10/1/2002	1,530,810
40,000		Du Pont (E.I.) de Nemours & Co., Note, 8.125%, 3/15/2004	42,878
750,000	[1]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	514,815
30,000		PPG Industries, Inc., Note, 6.50%, 11/1/2007	29,080

		TOTAL	2,127,939

		Conglomerates--0.2%
750,000		Loews Corp., Deb., 8.875%, 4/15/2011	826,605

		Consumer Products--0.8%
2,250,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	2,402,122
100,000		Hershey Foods Corp., Note, 6.70%, 10/1/2005	103,131
300,000		Sara Lee Corp., Sr. Note, 6.00%, 1/15/2008	293,721

		TOTAL	2,798,974

		Ecological Services & Equipment--1.5%
2,500,000		USA Waste Services, Inc., Sr. Note, 7.00%, 10/1/2004	2,511,300
425,000		USA Waste Services, Inc., Sr. Note, 7.125%, 10/1/2007	419,675
2,000,000		WMX Technologies, Inc., Deb., 8.75%, 5/1/2018	2,081,480

		TOTAL	5,012,455

		Education--1.0%
3,425,000		Boston University, MTN, 7.625%, 7/15/2097	3,335,299

Principal Amount			Value

		CORPORATE BONDS--continued
		Electronics--1.5%
$2,250,000		Anixter International, Inc., Company Guarantee, 8.00%, 9/15/2003	$2,284,290
1,500,000		General Electric Financial Services, Inc., MTN, 9.18%, 12/30/2008	1,751,055
225,000		General Electric Financial Services, Inc., Sr. Note, 6.29%, 12/15/2001	227,457
115,000		International Business Machines Corp., 7.25%, 11/1/2002	118,810
500,000		International Business Machines Corp., Note, 6.45%, 8/1/2007	506,035
15,000		Rockwell International Corp., Unsecd. Note, 6.625%, 6/1/2005	15,220

		TOTAL	4,902,867

		Finance - Automotive--1.9%
2,100,000		Ford Capital BV, Note, 9.375%, 5/15/2001	2,104,431
100,000		Ford Motor Credit Co., Note, 6.625%, 6/30/2003	101,967
250,000		Ford Motor Credit Co., Note, 7.50%, 4/25/2011	249,380
35,000		Ford Motor Credit Co., Note, 7.75%, 3/15/2005	36,592
100,000		Ford Motor Credit Co., Unsecd. Note, 8.00%, 6/15/2002	103,124
1,000,000		Ford Motor Credit Co., Unsub., 6.875%, 6/5/2001	1,001,000
1,500,000		General Motors Acceptance Corp., MTN, 7.50%, 7/15/2005	1,561,335
155,000		General Motors Acceptance Corp., Note, 7.00%, 9/15/2002	158,353
1,170,000		General Motors Acceptance Corp., Sr. Note, 5.75%, 11/10/2003	1,173,416

		TOTAL	6,489,598

		Finance - Retail--0.8%
100,000		Household Finance Corp., Note, 6.125%, 8/15/2003	101,430
100,000		Household Finance Corp., Note, 7.00%, 9/15/2002	102,449
100,000		Household Finance Corp., Sr. Note, 7.25%, 8/15/2002	102,586
2,250,000		Waddell & Reed Financial, Inc., Note, 7.50%, 1/18/2006	2,280,083

		TOTAL	2,586,548

		Financial Intermediaries--5.8%
4,000,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	4,040,800
1,000,000		Donaldson, Lufkin and Jenrette Securities Corp., Sr. Note, 6.50%, 6/1/2008	992,710
175,000		Lehman Brothers Holdings, Inc., Bond, 7.00%, 5/15/2003	180,672
2,575,000		Lehman Brothers Holdings, Inc., Note, 7.875%, 8/15/2010	2,704,110
1,575,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	1,611,997
2,325,000		Marsh & McLennan Cos., Inc., Sr. Note, 7.125%, 6/15/2009	2,404,608

Principal Amount			Value

		CORPORATE BONDS--continued
		Financial Intermediaries--continued
$1,000,000		Merrill Lynch & Co., Inc., MTN, 7.20%, 10/15/2012	$997,220
500,000		Merrill Lynch & Co., Inc., Note, 6.875%, 3/1/2003	514,020
15,000		Merrill Lynch & Co., Inc., Note, 7.375%, 5/15/2006	15,941
100,000		Merrill Lynch & Co., Inc., Note, 8.30%, 11/1/2002	104,702
1,000,000		Merrill Lynch & Co., Inc., Note, Series MTNB, 7.19%, 8/7/2012	984,800
920,000		Morgan Stanley Group, Inc., Deb., 9.375%, 6/15/2001	925,511
2,500,000		Morgan Stanley Group, Inc., Note, 7.125%, 1/15/2003	2,585,650
50,000		Pitney Bowes Credit Corp., Unsecd. Note, 8.80%, 2/15/2003	53,006
100,000		Salomon Smith Barney Holdings, Inc., Note, Series C, 7.15%, 2/15/2003	103,429
100,000		Salomon Smith Barney Holdings, Inc., Unsecd. Note, Series MTNG, 6.35%, 1/15/2004	101,905
5,000		Salomon, Inc., Note, 6.375%, 10/1/2004	5,092
10,000		Salomon, Inc., Note, 6.625%, 11/15/2003	10,309
200,000		Salomon, Inc., Sr. Note, 6.80%, 4/15/2003	205,907
30,000		Wells Fargo & Co., Note, 5.75%, 2/1/2003	30,363
892,132	[1]	World Financial, Pass Thru Cert., Series 96 WFP-B, 6.91%, 9/1/2013	901,650

		TOTAL	19,474,402

		Financial Services--0.9%
3,000,000		General Electric Capital Corp., MTN, 6.65%, 9/3/2002	3,074,820
100,000		U.S. Leasing International, Unsecd. Note, 6.625%, 5/15/2003	101,148

		TOTAL	3,175,968

		Food & Drug Retailers--0.8%
2,000,000		Kroger Co., Inc., 7.25%, 6/1/2009	2,033,820
500,000		Meyer (Fred), Inc., Company Guarantee, 7.45%, 3/1/2008	514,695

		TOTAL	2,548,515

		Food Products--0.4%
5,000		Grand Metropolitan Investment Corp., 9.00%, 8/15/2011	5,922
1,200,000		Kellogg Co., 7.45%, 4/1/2031	1,193,160
300,000		Kraft General Foods, Inc., Deb., 6.00%, 6/15/2001	300,252

		TOTAL	1,499,334

Principal Amount			Value

		CORPORATE BONDS--continued
		Forest Products--1.3%
$1,500,000		Donohue Forest Products, 7.625%, 5/15/2007	$1,553,700
1,000,000		Fort James Corp., Deb., 8.375%, 11/15/2001	1,011,580
1,000,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	1,037,140
25,000		Union Camp Corp., Note, 6.50%, 11/15/2007	24,311
750,000		Westvaco Corp., Deb., 7.75%, 2/15/2023	753,143
25,000		Weyerhaeuser Co., Deb., 9.05%, 2/1/2003	26,292

		TOTAL	4,406,166

		Health Services--1.4%
1,000,000		Aetna Services, Inc., Company Guarantee, 6.75%, 8/15/2001	1,006,850
1,550,000		Guidant Corp., 6.15%, 2/15/2006	1,508,491
2,000,000		UnitedHealth Group, Inc., 7.50%, 11/15/2005	2,093,120

		TOTAL	4,608,461

		Industrial Products & Equipment--0.0%
25,000		Ingersoll-Rand Co., Note, 6.51%, 12/1/2004	25,402

		Insurance--4.7%
500,000		CIGNA Corp., Sr. Note, 7.40%, 1/15/2003	515,640
1,975,000		Continental Corp., Unsecd. Note, 7.25%, 3/1/2003	1,998,443
2,000,000		Delphi Financial Group, Inc., Note, 8.00%, 10/1/2003	2,045,040
2,000,000	[1]	Equitable Life, Note, 7.70%, 12/1/2015	2,097,500
4,000,000		GEICO Corp., Deb., 9.15%, 9/15/2021	4,241,080
25,000		ITT Hartford Group, Inc., Note, 8.30%, 12/1/2001	25,522
15,000		Lincoln National Corp., Note, 7.625%, 7/15/2002	15,443
2,000,000	[1]	Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006	2,056,810
1,000,000		St. Paul Cos., Inc., MTN, Series MTNB, 7.29%, 8/28/2007	1,032,240
2,150,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	1,911,221

		TOTAL	15,938,939

		Leisure & Entertainment--2.4%
3,900,000		International Speedway Corp., 7.875%, 10/15/2004	3,949,764
800,000		Paramount Communications, Inc., Sr. Note, 7.50%, 1/15/2002	814,456
3,200,000		Viacom, Inc., Sr. Deb., 8.25%, 8/1/2022	3,273,792

		TOTAL	8,038,012

Principal Amount			Value

		CORPORATE BONDS--continued
		Metals & Mining--3.0%
$3,000,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	$3,090,990
2,922,000		Inco Ltd., Note, 9.60%, 6/15/2022	2,937,896
2,405,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	2,456,251
875,000		Noranda, Inc., Deb., 8.625%, 7/15/2002	896,857
750,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	646,813

		TOTAL	10,028,807

		Oil & Gas--5.8%
10,000		Atlantic Richfield Co., Deb., 9.125%, 3/1/2011	12,097
1,250,000		Enterprise Oil, Sr. Note, 7.00%, 5/1/2018	1,204,562
1,000,000		Global Marine, Inc., Sr. Note, 7.125%, 9/1/2007	1,017,730
3,300,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	3,287,823
750,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	757,875
500,000		Norcen Energy Resources, Inc., Sr. Deb., 6.80%, 7/2/2002	506,005
3,250,000	[1]	Pemex Finance Ltd., 9.03%, 2/15/2011	3,461,868
1,000,000		Sun Co., Inc., 9.00%, 11/1/2024	1,115,940
2,450,000		Tosco Corp., 8.125%, 2/15/2030	2,660,186
1,000,000		USX Corp., Deb., 9.375%, 5/15/2022	1,187,550
1,000,000		Union Pacific Resources Group, Inc., Unsecd. Note, 7.00%, 10/15/2006	1,028,830
3,150,000	[1]	Yosemite Securities Trust I, Bond, 8.25%, 11/15/2004	3,256,565

		TOTAL	19,497,031

		Pharmaceutical--0.6%
1,750,000		American Home Products Corp., 6.25%, 3/15/2006	1,737,470
250,000		American Home Products Corp., Note, 7.90%, 2/15/2005	262,220
100,000		Lilly (Eli) & Co., Unsecd. Note, 6.25%, 3/15/2003	102,157

		TOTAL	2,101,847

		Printing & Publishing--1.1%
3,250,000		News America Holdings, Inc., 10.125%, 10/15/2012	3,548,870

		Rail Industry--0.5%
831,404		Atchison Topeka & SF RR, Equip. Trust, 6.55%, 1/6/2013	801,132
937,109		Burlington Northern Santa Fe, Pass Thru Cert., 7.57%, 1/2/2021	990,243

		TOTAL	1,791,375

Principal Amount			Value

		CORPORATE BONDS--continued
		Real Estate--1.5%
$3,250,000		EOP Operating LP, 7.375%, 11/15/2003	$3,359,655
1,000,000		Price REIT, Inc., Sr. Note, 7.50%, 11/5/2006	1,031,860
900,000		Storage USA, Deb., 7.50%, 12/1/2027	779,013

		TOTAL	5,170,528

		Retailers--5.5%
2,000,000		CVS Corp., 5.625%, 3/15/2006	1,967,580
850,000		Dayton-Hudson Corp., Deb., 8.50%, 12/1/2022	910,996
2,250,000		Federated Department Stores, Inc., Sr. Note, 8.125%, 10/15/2002	2,329,920
2,200,000		Harcourt General, Inc., Sr. Note, 6.70%, 8/1/2007	2,120,184
500,000		May Department Stores Co., Deb., 9.875%, 6/15/2021	522,485
3,000,000		Safeway, Inc., Note, 7.25%, 9/15/2004	3,109,530
2,000,000		Sears, Roebuck & Co., MTN, 10.00%, 2/3/2012	2,387,580
3,000,000		TJX Cos., Inc., 7.45%, 12/15/2009	3,033,330
1,750,000		Target Corp., 7.50%, 2/15/2005	1,853,198
200,000		Wal-Mart Stores, Inc., Unsecd. Note, 6.50%, 6/1/2003	206,132

		TOTAL	18,440,935

		Services--0.1%
500,000		Olsten Corp., Sr. Note, 7.00%, 3/15/2006	482,695

		Sovereign--1.4%
200,000		Korea Development Bank, 7.625%, 10/1/2002	204,835
1,200,000		Korea Development Bank, Sr. Unsub., 6.50%, 11/15/2002	1,211,988
1,000,000		Quebec, Province of, 5.50%, 4/11/2006	986,260
1,000,000		Sweden, Government of, Deb., 10.25%, 11/1/2015	1,248,950
1,000,000		Victoria Public Authority, Local Gov't. Guarantee, 8.25%, 1/15/2002	1,019,796

		TOTAL	4,671,829

		Supranational--0.6%
2,100,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	2,121,378

		Technology Services--1.2%
3,750,000		Unisys Corp., Sr. Note, 11.75%, 10/15/2004	3,956,250

Principal Amount			Value

		CORPORATE BONDS--continued
		Telecommunications & Cellular--4.4%
$1,800,000		AT&T Wireless Group, Sr. Note, 7.875%, 3/1/2011	$1,811,916
250,000		Bell Atlantic-New Jersey, Deb., 5.875%, 2/1/2004	248,490
1,850,000		BellSouth Telecommunications, Inc., Note, 6.00%, 6/15/2002	1,873,292
3,100,000		CenturyTel, Inc., 8.375%, 10/15/2010	3,166,743
15,000		Chesapeake & Potomac Telephone Co. of VA, Deb., 6.75%, 5/1/2008	14,857
50,000		Chesapeake & Potomac Telephone Co. of Washington D.C., Deb., 7.00%, 2/1/2009	49,788
100,000		GTE Southwest, Inc., Deb., 6.54%, 12/1/2005	101,765
410,000		Lucent Technologies, Inc., Note, 6.90%, 7/15/2001	406,412
650,000		MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	716,625
2,000,000		MetroNet Escrow Corp., Sr. Note, 10.625%, 11/1/2008	2,205,000
15,000		New England Telephone & Telegraph, Deb., 6.125%, 10/1/2006	14,694
800,000		New England Telephone & Telegraph, Deb., 8.625%, 8/1/2001	806,400
100,000		New York Telephone Co., Unsecd. Note, 6.25%, 2/15/2004	101,123
115,000		Ohio Bell Telephone Co., Unsecd. Note, 6.125%, 5/15/2003	116,990
3,125,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	3,018,063

		TOTAL	14,652,158

		Utilities--4.6%
250,000		Consolidated Edison Co., Deb., Series 92B, 7.625%, 3/1/2004	259,245
1,600,000	[1]	Edison Mission Holding Co., Sr. Secd. Note, 8.734%, 10/1/2026	1,488,698
1,250,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,106,225
1,000,000		Gulf States Utilities, 1st Mtg. Bond, Series 2005B, 6.77%, 8/1/2005	1,004,100
3,100,000	[1]	Israel Electric Corp. Ltd., 8.25%, 10/15/2009	3,173,067
1,500,000	[1]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	1,302,675
400,000	[1]	Israel Electric Corp. Ltd., Sr. Secd. Note, 7.75%, 3/1/2009	397,392
1,800,000		Kansas City Power & Light Co., 7.125%, 12/15/2005	1,828,206
100,000		Louisiana Power & Light Co., 1st Mtg. Bond, 7.50%, 11/1/2002	100,603
30,000		Michigan Consolidated Gas, 1st Mtg. Bond, 6.80%, 6/15/2003	30,619
180,000		Minnesota Power and Light Co., 1st Mtg. Bond, 7.75%, 6/1/2007	179,986
1,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 9.00%, 9/1/2021	1,052,720
1,000,000		PSEG Power LLC, 7.75%, 4/15/2011	1,007,110

Principal Amount			Value

		CORPORATE BONDS--continued
		Utilities--continued
$1,000,000		Pacific Gas & Electric Co., Unsecd. Note, Series B, 7.75%, 6/30/2004	$685,000
100,000		Reliant Energy, Inc., Collateral Trust, Series C, 6.50%, 4/21/2003	101,265
5,000		Sonat, Inc., Note, 6.875%, 6/1/2005	5,078
1,000,000	[1]	Tenaga Nasional Berhad, Deb., 7.50%, 1/15/2096	721,320
900,000		Utilicorp United, Inc., Sr. Note, 7.95%, 2/1/2011	891,198
15,000		Verizon Communications, Deb., 6.75%, 5/1/2008	14,743

		TOTAL	15,349,250

		TOTAL CORPORATE BONDS (IDENTIFIED COST $231,819,008)	233,629,448

		U.S. GOVERNMENT AGENCIES--13.4%
100,000		Federal Home Loan Bank System, 6.00%, 6/30/2003	102,537
1,000,000		Federal Home Loan Bank System, 6.00%, 7/7/2004	1,026,110
1,750,000		Federal Home Loan Bank System, 6.00%, 5/17/2006	1,748,215
1,000,000		Federal Home Loan Bank System, 6.10%, 4/7/2003	1,024,680
1,000,000		Federal Home Loan Bank System, 6.11%, 4/17/2003	1,025,210
1,000,000		Federal Home Loan Bank System, 6.14%, 5/11/2005	1,000,740
2,000,000		Federal Home Loan Bank System, 6.23%, 6/1/2005	2,003,080
1,500,000		Federal Home Loan Bank System, 7.00%, 7/16/2009	1,543,155
1,000,000		Federal Home Loan Bank System, 7.00%, 12/15/2009	1,003,160
200,000		Federal Home Loan Bank System, Series BC01, 5.71%, 7/13/2001	200,588
4,000,000		Federal Home Loan Mortgage Corp., Deb., 6.22%, 3/18/2008	3,987,640
2,500,000		Federal Home Loan Mortgage Corp., Deb., 6.35%, 7/17/2008	2,498,750
2,000,000		Federal Home Loan Mortgage Corp., Deb., 8.29%, 9/30/2009	2,028,800
3,000,000		Federal Home Loan Mortgage Corp., Note, 5.625%, 3/15/2011	2,907,270
10,000,000		Federal Home Loan Mortgage Corp., Note, 6.875%, 1/15/2005	10,555,400
1,333,000		Federal Home Loan Mortgage Corp., Series 1228H, 7.00%, 2/15/2022	1,360,873
387,580		Federal Home Loan Mortgage Corp., Series 1324VE, 7.00%, 8/15/2008	390,331
1,470,000		Federal Home Loan Mortgage Corp., Series 1468M, 7.00%, 1/15/2010	1,509,308
1,000,000		Federal Home Loan Mortgage Corp., Series 24, Class VB, 6.50%, 7/25/2010	1,010,070
150,000		Federal National Mortgage Association, MTN, 6.25%, 12/13/2002	153,937
1,650,000		Federal National Mortgage Association, MTN, 6.71%, 7/24/2001	1,659,256

Principal Amount			Value

		U.S. GOVERNMENT AGENCIES--continued
$1,000,000		Federal National Mortgage Association, Series 1992-124, Class D, 7.00%, 4/25/2010	$1,028,280
2,000,000		Federal National Mortgage Association, Series 1993-139, Class KD, 7.00%, 7/25/2006	2,068,520
680,377		Federal National Mortgage Association, Series 1994-79, Class G, 7.00%, 11/25/2004	698,114
1,000,000		Federal National Mortgage Association, Series 1996-68, Class VC, 6.50%, 9/18/2010	996,930
1,000,000		Federal National Mortgage Association, Series G93-31, Class H, 7.00%, 2/25/2013	1,012,440
500,000		Tennessee Valley Authority, 6.125%, 7/15/2003	504,125

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $44,810,366)	45,047,519

		MUNICIPALS--3.1%
		Education--0.3%
1,100,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007	1,224,036

		Municipal Services--2.8%
1,250,000		Atlanta & Fulton County, GA, Recreation Authority, Taxable Revenue Bonds, Series 1997, 7.00% Bonds (Downtown Arena Project)/(FSA INS), 12/1/2028	1,202,762
1,325,000		Kansas City, MO, Redevelopment Authority, 7.65% Bonds (Auditorium Project), (FSA INS), 11/1/2018	1,378,464
2,000,000		McKeesport, PA, Taxable GO, Series B 1997, 7.30% Bonds (MBIA INS), 3/1/2020	2,024,320
1,000,000		Miami Florida Revenue Pension Obligation, 7.20% Bonds (AMBAC INS), 12/1/2025	986,310
1,500,000		Minneapolis/St. Paul, MN, Airport Commission, UT GO Taxable Revenue Bonds, Series 9, 8.95% Bonds, 1/1/2022	1,598,250
1,000,000		Pittsburgh, PA Urban Redevelopment Authority, 9.07% Bonds (CGIC GTD), 9/1/2014	1,105,570
1,000,000		St. Johns County, FL Convention Center, Taxable Municipal Revenue Bonds, 8.00% Bonds (FSA INS), 1/1/2026	1,036,250

		TOTAL	9,331,926

		TOTAL MUNICIPALS (IDENTIFIED COST $10,301,895)	10,555,962

Shares or Principal Amount			Value

		PREFERRED STOCKS--1.3%
		Financial Intermediaries--1.0%
70,000		Citigroup, Inc., Cumulative Pfd.	$3,280,900

		Telecommunications & Cellular--0.3%
6,100		AT&T Corp., Pfd.	150,487
40,000		AT&T Corp., Pfd., $2.50	1,010,000

		TOTAL	1,160,487

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $4,560,940)	4,441,387

		MUTUAL FUNDS--1.2%
280,289		Federated Mortgage Core Portfolio	2,788,878
1,224,147		Prime Value Obligations Fund, Class IS	1,224,147

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $3,897,216)	4,013,025

		U.S. TREASURY SECURITIES--7.6%
$3,600,000		United States Treasury Bond, 5.375%, 2/15/2031	3,397,500
5,400,000		United States Treasury Bond, 6.25%, 5/15/2030	5,702,400
22,000,000		United States Treasury Note, Principal Only, 8/15/2027	4,560,160
1,000,000		United States Treasury Note, 4.75%, 2/15/2004	1,004,630
11,000,000		United States Treasury Note, 5.00%, 2/15/2011	10,726,760

		TOTAL U.S. TREASURY SECURITIES (IDENTIFIED COST $26,580,743)	25,391,450

		TOTAL INVESTMENTS (IDENTIFIED COST $330,779,017)[2]	$332,005,015

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2001, these securities amounted to $30,877,611 which represents 9.2% of net assets.

2 The cost of investments for federal tax purposes amounts to $330,822,752. The net unrealized appreciation of investments on a federal tax basis amounts to $1,182,263 which is comprised of $5,620,805 appreciation and $4,438,542 depreciation at April 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($336,495,471) at April 30, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
CGIC	--Capital Guaranty Insurance Corporation
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
MBIA	--Municipal Bond Investors Assurance
MTN	--Medium Term Note
REIT	--Real Estate Investment Trust
UT	--Unlimited Tax

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2001

Assets:
Total investments in securities, at value (identified cost $330,779,017)		$332,005,015
Income receivable		6,073,814
Receivable for investments sold		1,378,444
Receivable for shares sold		761,450
Prepaid expenses		28,594

TOTAL ASSETS		340,247,317

Liabilities:
Payable for investments purchased	$1,459,552
Payable for shares redeemed	455,580
Income distribution payable	1,811,707
Accrued expenses	25,007

TOTAL LIABILITIES		3,751,846

Net assets for 34,132,549 shares outstanding		$336,495,471

Net Assets Consist of:
Paid in capital		$344,228,292
Net unrealized appreciation of investments		1,225,998
Accumulated net realized loss on investments		(8,958,819)

TOTAL NET ASSETS		$336,495,471

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$300,289,332 ÷ 30,460,020 shares outstanding		$9.86

Institutional Service Shares:
$36,206,139 ÷ 3,672,529 shares outstanding		$9.86

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended April 30, 2001

Investment Income:
Dividends			$2,151,854
Interest			21,655,395

TOTAL INCOME			23,807,249

Expenses:
Investment adviser fee		$1,636,420
Administrative personnel and services fee		246,445
Custodian fees		20,946
Transfer and dividend disbursing agent fees and expenses		38,293
Directors'/Trustees' fees		9,491
Auditing fees		13,419
Legal fees		3,600
Portfolio accounting fees		101,785
Distribution services fee--Institutional Service Shares		76,467
Shareholder services fee--Institutional Shares		741,743
Shareholder services fee--Institutional Service Shares		76,467
Share registration costs		28,146
Printing and postage		23,237
Insurance premiums		1,964
Miscellaneous		5,237

TOTAL EXPENSES		3,023,660

Waivers and Reimbursement of Expenses:
Waiver of investment adviser fee	$(314,520)
Waiver of distribution services fee--Institutional Service Shares	(50,504)
Waiver of shareholder services fee--Institutional Shares	(741,743)
Waiver of shareholder services fee--Institutional Service Shares	(25,963)
Reimbursement of investment adviser fee	(507)

TOTAL WAIVERS AND REIMBURSEMENT OF EXPENSES		(1,133,237)

Net expenses			1,890,423

Net investment income			21,916,826

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(1,151,723)
Net change in unrealized depreciation of investments			14,511,383

Net realized and unrealized gain on investments			13,359,660

Change in net assets resulting from operations			$35,276,486

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended April 30	2001	2000

Increase (Decrease) in Net Assets
Operations:
Net investment income	$21,916,826	$19,392,792
Net realized loss on investments	(1,151,723)	(4,458,939)
Net change in unrealized depreciation of investments	14,511,383	(12,588,996)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	35,276,486	2,344,857

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(19,899,706)	(18,312,786)
Institutional Service Shares	(1,969,657)	(1,040,735)
Distributions from net realized gain on investments
Institutional Shares	--	(629,456)
Institutional Service Shares	--	(35,010)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,869,363)	(20,017,987)

Share Transactions:
Proceeds from sale of shares	94,663,101	119,391,787
Proceeds from share issued in connection with the tax-free transfer of assets from Vermont National Bank, a Common Trust Fund	--	3,849,562
Net asset value of shares issued in connection with the acquisition of CCB Bond Fund	--	79,584,880
Net asset value of shares issued to shareholders in payment of distributions declared	5,533,409	4,636,595
Cost of shares redeemed	(89,910,908)	(110,015,628)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,285,602	97,447,196

Change in net assets	23,692,725	79,774,066

Net Assets:
Beginning of period	312,802,746	233,028,680

End of period	$336,495,471	$312,802,746

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2001

ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Intermediate Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

Effective July 19, 1999, the Fund received a tax-free transfer of assets from Vermont National Bank, a Common Trust Fund.

Fund Shares Issued	Common Trust Fund Net Asset Received	Unrealized Appreciation	[1]

389,238	$3,849,562	$15,443

1 Unrealized appreciation is included in the Common Trust Fund's net assets received.

On July 26, 1999, the Fund acquired all the net assets of CCB Bond Fund ("Acquired Fund") pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The acquisition was accomplished by a tax-free exchange of 8,112,628 Institutional Shares of the Fund (valued at $79,584,880) for the 8,045,396 Shares of the Acquired Fund outstanding at July 26, 1999. The Acquired Fund's net assets of $79,590,157 (which consisted of $84,134,127 of Paid In Capital, $1,427,878 of net unrealized depreciation and $3,116,092 of accumulated net realized loss on investments) were combined with those of the Fund. The aggregate net assets of the Fund and the Acquired Fund immediately before the acquisition were $244,260,248 and $79,590,157, respectively. Immediately after the acquisition, the combined aggregate net assets of the Fund were $323,850,405.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Trust along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to permanent book and tax differences. The following reclassifications have been made to the financial statements.

Increase (Decrease)

Paid-in Capital	Accumulated Net Realized Gain/Loss

$3,347,966	$(3,347,966)

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At April 30, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $8,915,071 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expire Amount

2003	$2,025,815

2004	1,187,066

2007	135,079

2008	1,141,628

2009	4,425,483

The availability of a portion of these capital loss carryforwards, which were acquired in connection with the CCB Bond reorganization on July 23, 1999, may be limited in a given year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended April 30	2001		2000

Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,091,961	$69,118,887	10,978,126	$105,935,864
Shares issued in connection with the tax-free transfer of assets from Vermont National Bank, a Common Trust Fund	--	--	389,238	3,849,562
Shares issued in connection with the acquisition of CCB Bond Fund	--	--	8,112,628	79,584,880
Shares issued to shareholders in payment of distributions declared	381,411	3,706,876	393,124	3,795,046
Shares redeemed	(8,180,053)	(79,300,609)	(10,544,191)	(101,673,032)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(706,681)	$(6,474,846)	9,328,925	$91,492,320

Year Ended April 30	2001		2000

Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,657,607	$25,544,214	1,388,440	$13,455,923
Shares issued to shareholders in payment of distributions declared	187,610	1,826,533	87,253	841,549
Shares redeemed	(1,093,418)	(10,610,299)	(866,703)	(8,342,596)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	1,751,799	$16,760,448	608,990	$5,954,876

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,045,118	$10,285,602	9,937,915	$97,447,196

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order, the Fund may invest in Federated Prime Value Obligations Fund, which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended April 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Director/Trustees, and/or common Officers. These purchase and sales transactions complied with Rule 17a-7 under the Act and amounted to $109,495,552 and $142,686,263, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the year ended April 30, 2001, were as follows:

Purchases	$98,562,585

Sales	$109,860,866

Purchases and sales of long-term U.S. government securities for the year ended April 30, 2001, were as follows:

Purchases	$57,269,718

Sales	$27,653,101

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended April 30, 2001, the Fund did not designate any long-term capital gains dividends.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FEDERATED INTERMEDIATE INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Intermediate Income Fund (the "Fund"), one of the portfolios constituting Federated Income Securities Trust, as of April 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2001, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Intermediate Income Fund, a portfolio of Federated Income Securities Trust, at April 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
June 19, 2001

A Statement of Additional Information (SAI) dated June 30, 2001 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


Federated
World-Class Investment Manager®

Federated Intermediate Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-4577

Federated is a registered mark of Federated Investors, Inc.
2001 ©Federated Investors, Inc.

Cusip 31420C506


3090804A-SS (6/01)


FEDERATED INCOME SECURITIES TRUST

APPENDIX TO THE PROSPECTUSES

Federated Short-Term Income Fund, Institutional Shares

Risk/Return Bar Chart

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Short-Term Income Fund’s Institutional Shares as of the calendar year-end for each of ten years.

The ‘y’ axis reflects the “% Total Return” beginning with “-3%” and increasing in increments of 3% up to 15%.

The ‘x’ axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1991 through 2000. The percentages noted are: 13.86%, 6.13%, 5.48%, (0.53)%, 10.89%, 5.41%, 6.41%, 5.73%, 3.66% and 8.75%.

Federated Short-Term Income Fund, Institutional Service Shares

Risk/Return Bar Chart

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Short-Term Income Fund’s Institutional Service Shares as of the calendar year-end for each year of eight years.

The ‘y’ axis reflects the “% Total Return” beginning with “-2%” and increasing in increments of 2% up to 12%.

The ‘x’ axis represents calculation periods from the earliest first full calendar year-end of the Fund’s start of business through the calendar year ended December 31, 2000. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 2000. The percentages noted are: 5.22%, (0.78)%, 10.61%, 5.15%, 6.14%, 5.47%, 3.41% and 8.48%.

Federated Intermediate Income Fund, Institutional Shares

Risk/Return Bar Chart

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Intermediate Income Fund’s Institutional Shares as of the calendar year-end for each year of seven years.

The ‘y’ axis reflects the “% Total Return” beginning with “-5%” and increasing in increments of 5% up to 25%.

The ‘x’ axis represents calculation periods from the earliest first full calendar year-end of the Fund’s start of business through the calendar year ended December 31, 2000. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 2000. The percentages noted are: (2.12)%, 20.26%, 3.34%, 8.64%, 7.83%, (1.41)% and 10.26%.

Federated Intermediate Income Fund, Institutional Service Shares

Risk/Return Bar Chart

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Intermediate Income Fund’s Institutional Service Shares as of the calendar year-end for each year of seven years.

The ‘y’ axis reflects the “% Total Return” beginning with “-5%” and increasing in increments of 5% up to 20%.

The ‘x’ axis represents calculation periods from the earliest first full calendar year-end of the Fund’s start of business through the calendar year ended December 31, 2000. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 2000. The percentages noted are: (2.36)%, 19.96%, 3.09%, 8.37%, 7.56%, (1.66)% and 9.99%.

Federated
World-Class Investment Manager®

Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Annual Report for Fiscal Year Ended April 30, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Investment Review

Federated Short-Term Income Fund represents a high quality, fixed income portfolio combining various fixed income asset classes. Investments are concentrated in U.S. Treasury, government agency, and high quality corporate debt securities. The investment objective of the fund is to seek to provide current income. To the extent consistent with this objective, the fund will strive to minimize fluctuation in principal value through a portfolio with an effective average life of no greater than three years, but generally having an effective modified duration of no greater than two years.1

The single most important factor affecting the fund's performance over the past year was a general decrease in yield levels which began early in the reporting period under review. After peaking at over 7.00% on an intraday basis in mid-May 2000, the yield on the two year Treasury note dropped to almost 4.00% this past April, and finished the fiscal year at just over 4.25%. The lagged-effect of significantly tighter monetary policy in 1999 and early 2000 manifested itself in a declining level of economic activity, which in turn drove bond yields lower.

The Federal Reserve Board (the "Fed") has now turned around and eased monetary policy aggressively since the beginning of 2001. The current 4.00% federal funds target rate is below the yield on the two year Treasury note. Historically, the average federal funds target rate has been below that of even treasury bill yields, which indicates that the market still expects further easing from the Fed. While this may indeed occur, without a significant recession in the United States, the lion's share of the rally in the Treasury market beyond the one year point has probably already occurred. On the other hand, this doesn't mean that one should no longer "like" bonds. With the U.S. economy still likely to run at a somewhat sluggish pace for the next quarter or two, fixed income securities should provide both income and principal protection in a diversified portfolio. At least a neutral weight in bonds should be maintained, and with the risk to economic activity still biased to the downside, a general overweight which would take advantage of possible further capital appreciation, may be desired.

1  Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

The fund's performance for the year under review should be taken in light of its composition relative to its peer group. The fund generally owns more in the way of asset backed securities than its peers, and will also tend to be shorter in duration than either its peers or comparative indicies. Given the above, performance was quite reasonable, as the fund's Institutional Shares 9.39%2return exceeded that of its peer group, the Lipper Short Investment Grade Debt Fund category, which returned 9.17%. 3 The fund also outperformed the longer duration Merrill Lynch Master Asset-Backed Index, which returned 8.84%.4 On the other hand, the fund fell short of the returns achieved by the Merrill Lynch 1-3 Year Corporate Index 10.15%5 and the Merrill Lynch 1-3 Year Government Index 9.61%,6 both of which carry longer average durations than the fund and whose compositions were more responsive to declining rates.

The fund's current posture would be considered neutral with regard to both interest rate and credit exposure. The combination of AAA-rated securities and the fund's cash position comprised nearly 57% of assets at April 30, 2001. With regard to sector allocation, following a very weak fourth quarter 2000 for corporate debt, fund management began to allocate more assets into the corporate sector at the expense of like-rated subordinate asset backed securities. The belief here is that the current slowdown has not yet affected the consumer as much as it has corporations, and that solid corporate names are more likely to be further along the road to recovery than the sub-prime consumer whose obligations are generally found in subordinate asset backed securities. Though corporate exposure is still a fairly small percentage of assets at 15%, one might expect to see that number increase in the coming months. Government exposure, currently being maintained at around 9%, may also be reduced in favor of corporates if signs of an economic turnaround begin to emerge. AAA-rated asset backed securities (27% of assets at reporting period end) will continue to remain a staple of the fund's asset allocation, providing current yield to the Federated Short-Term Income Fund investor.

2  Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The fund's Institutional Service Shares average annual return was 9.12% for the reporting period. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

3  Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

4  The Merrill Lynch Master Asset-Backed Index is an unmanaged index tracking asset backed securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

5  The Merrill Lynch 1-3 Year Corporate Index is an unmanaged index trading short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years. This index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

6  The Merrill Lynch 1-3 Year Government Index is an unmanaged index tracking short-term U.S. government securities between 1 and 2.99 years. This index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

INSTITUTIONAL SHARES

Growth of $25,000 Invested in Federated Short-Term Income Fund

[Graphic Omitted, See Appendix]

Average Annual Total Return for the Period Ended 4/30/2001
1 Year	9.39%
5 Years	6.50%
10 Years	5.98%
Start of Performance (7/1/1986)	6.58%

The graph above illustrates the hypothetical investment of $25,0001 in Federated Short-Term Income Fund (Institutional Shares) (the "Fund") from April 30, 1991 to April 30, 2001, compared to the Merrill Lynch 1-3 Year Short-Term Corporate Index (ML1-3STC),2 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA).3

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated June 30, 2001, and, together with financial statements contained therein, constitutes the Fund's annual report.

1  Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3STC and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2  The ML1-3STC is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged.

3  The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling in the respective category indicated, and is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

INSTITUTIONAL SERVICE SHARES

Growth of $25,000 Invested in Federated Short-Term Income Fund

[Graphic Omitted, See Appendix]

Average Annual Total Return for the Period Ended 4/30/2001
1 Year	9.12%
5 Years	6.24%
Start of Performance (1/24/1992)	5.63%

The graph above illustrates the hypothetical investment of $25,0001 in Federated Short-Term Income Fund (Institutional Service Shares) (the "Fund") from January 24, 1992 (start of performance) to April 30, 2001, compared to the Merrill Lynch Total 1-3 Year Short-Term Corporate Index (ML1-3STC),2 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA).3

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated June 30, 2001, and, together with financial statements contained therein, constitutes the Fund's annual report.

1  Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3STC and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2  The ML1-3STC is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged.

3  The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling in the respective category indicated, and is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Federated
World-Class Investment Manager®

Federated Short-Term Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Cusip 31420C308
Cusip 31420C209

Federated is a registered mark of Federated Investors, Inc.
2001 ©Federated Investors, Inc.

G00831-01 (6/01)

Federated
World-Class Investment Manager®

Federated Intermediate Income Fund

A Portfolio of Federated Income Securities Trust

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Annual Report for the Fiscal Year Ended April 30, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Investment Review

The 12-month fiscal year ended April 30, 2001 was positive for high-quality, fixed income investors. The Federal Reserve Board (the "Fed") did raise its target fed funds rate early in the reporting period--in May 2000. This move proved to be the last hike in a tightening cycle, which began in mid-1999. By early 2001, the economy was exhibiting very meaningful slowdown characteristics brought about by the previous interest rate increases. Starting with the first week of calendar year 2001, the Fed reversed course and decreased the fed funds target on four instances through April 2001. As a result of a much slower economic landscape, interest rates declined over the past year for all maturity points along the treasury yield curve.

While all high-quality, fixed income sectors generated capital appreciation over the reporting period, the corporate sector was a particular beneficiary. The Fed rate declines are ultimately intended to increase economic activity and, thus, corporate earnings. Historically, corporate bonds outperform comparable maturity U.S. Treasury securities when the Fed cuts rates; the recent experience is no exception. As a result, the Lehman Brothers Credit Index1 (name recently changed from Corporate Index) outperformed not only the respective government index, but also the more broad aggregate index.

Given that the Federated Intermediate Income Fund represents a high-quality bond portfolio with primary emphasis on investment grade corporate debt securities, shareholders experienced the dual positive impact of falling treasury rates and corporates outperforming treasuries. Over the past fiscal year, the fund's Institutional Shares and Institutional Service Shares generated 11.54%, and 11.26% positive total returns, respectively.2 These returns exceeded the 11.16% positive return for the Lipper Intermediate-Term Investment Grade Debt Category.3 For much of the fiscal year, the fund's duration was maintained slightly longer than average with at least a neutral allocation to corporate bonds, both factors combining to generate the incremental performance.4

1 The Lehman Brothers Credit Index is an unmanaged index that includes bonds issued by corporations and Yankee issues. The index is subdivided into industrial, finance, utility, and Yankee sectors. It also includes publicly issued U.S. corporate and Yankee debentures and secured notes that meet the maturity, liquidity, and quality guidelines. Securities with normal call and put provisions and sinking funds are also included.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

4 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

INSTITUTIONAL SHARES

Growth of $25,000 Invested in Federated Intermediate Income Fund

[Graphic Omitted, See Appendix]
Average Annual Total Return for the Period Ended 4/30/2001
1 Year	11.54%
5 Years	6.81%
Start of Performance (12/20/1993)	6.51%

The graph above illustrates the hypothetical investment of $25,0001 in Federated Intermediate Income Fund (Institutional Shares) (the "Fund") from December 20, 1993 (start of performance) to April 30, 2001, compared to the Lehman Brothers Government/Credit Total Index (LBGCT),2 Lehman Brothers Credit Bond Total Index (LBCB),2 Lehman Brothers Intermediate Government/Credit Index (LBIGC),2 and the Lipper Intermediate-Term Investment Grade Debt Funds Average (LIIGDFA).3

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated June 30, 2001, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGCT, LBCB, LBIGC and the LIIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The LBGCT, LBCB and LBIGC are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. These indexes are unmanaged.

3 The LIIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling in the respective category, and is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

INSTITUTIONAL SERVICE SHARES

Growth of $25,000 Invested in Federated Intermediate Income Fund

[Graphic Omitted, See Appendix]

Average Annual Total Return for the Period Ended 4/30/2001
1 Year	11.26%
5 Years	6.55%
Start of Performance (12/20/1993)	6.25%

The graph above illustrates the hypothetical investment of $25,0001 in Federated Intermediate Income Fund (Institutional Service Shares) (the "Fund") from December 20, 1993 (start of performance) to April 30, 2001, compared to the Lehman Brothers Government/Credit Total Index (LBGCT),2 Lehman Brothers Credit Bond Total Index (LBCB),2 Lehman Brothers Intermediate Government/Credit Index (LBIGC),2 and the Lipper Intermediate-Term Investment Grade Debt Funds Average (LIIGDFA).3

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated June 30, 2001, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGCT, LBCB, LBIGC and the LIIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The LBGCT, LBCB and LBIGC are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. These indexes are unmanaged.

3 The LIIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling in the respective category, and is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Federated
World-Class Investment Manager®
Federated Intermediate Income Fund

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Cusip 31420C407
Cusip 31420C506

Federated is a registered mark of Federated Investors, Inc.
2001 ©Federated Investors, Inc.

G00715-02 (6/01)

FEDERATED INCOME SECURITIES TRUST

APPENDIX TO THE
MANAGEMENT DISCUSSIONS OF FUND PERFORMANCE

Federated Short-Term Income Fund, Institutional Shares

Growth of $25,000 Invested in Federated Short-Term Income Fund

The graphic presentation displayed here consists of a line graph. The corresponding components of the line graph are listed underneath. The Federated Short-Term Income Fund (the “Fund”) is represented by a solid line. The Merrill Lynch 1-3 Year Short-Term Corporate Index (ML1-3STC) is represented by a dotted line. The Lipper Short Investment Grade Debt Funds Average (LSIGDFA) is represented by a dashed line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Fund, the ML1-3STC and the LSIGDFA. The “x” axis reflects computation periods from 4/30/91 to 4/30/01. The “y” axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the ML1-3STC and the LSIGDFA. The ending values were $44,682, $49,749 and $44,851, respectively.

Federated Short-Term Income Fund, Institutional Service Shares

Growth of $25,000 Invested in Federated Short-Term Income Fund

The graphic presentation displayed here consists of a line graph. The corresponding components of the line graph are listed underneath. The Federated Short-Term Income Fund (the “Fund”) is represented by a solid line. The Merrill Lynch 1-3 Year Short-Term Corporate Index (ML1-3STC) is represented by a dotted line. The Lipper Short Investment Grade Debt Funds Average (LSIGDFA) is represented by a dashed line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Fund, the ML1-3STC and the LSIGDFA. The “x” axis reflects computation periods from 1/24/92 to 4/30/01. The “y” axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the ML1-3STC and the LSIGDFA. The ending values were $41,525, $45,973 and $41,554, respectively.

Federated Intermediate Income Fund, Institutional Shares

Growth of $25,000 Invested in Federated Intermediate Income Fund

The graphic presentation displayed here consists of a line graph. The corresponding components of the line graph are listed underneath. The Federated Intermediate Income Fund (the “Fund”) is represented by a solid charcoal line. The Lipper Intermediate-Term Investment Grade Debt Funds Average (LIIGDFA) is represented by a dotted line. The Lehman Brothers Intermediate Government/Credit Index (LBIGC) is represented by a dashed line. The Lehman Brothers Credit Bond Total Index (LBCB) is represented by an alternating dotted and dashed line. The Lehman Brothers Government/Credit Total Index (LBGCT) is represented by a solid light gray line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Fund, the LIIGDFA, the LBIGC, the LBCB and the LBGCT. The “x” axis reflects computation periods from 12/20/93 to 4/30/01. The “y” axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LIIGDFA, the LBIGC, the LBCB and the LBGCT. The ending values were $39,777, $37,752, $39,406, $40,679 and $40,044, respectively.

Federated Intermediate Income Fund, Institutional Service Shares

Growth of $25,000 Invested in Federated Intermediate Income Fund

The graphic presentation displayed here consists of a line graph. The corresponding components of the line graph are listed underneath. The Federated Intermediate Income Fund (the “Fund”) is represented by a solid charcoal line. The Lipper Intermediate-Term Investment Grade Debt Funds Average (LIIGDFA) is represented by a dotted line. The Lehman Brothers Intermediate Government/Credit Index (LBIGC) is represented by a dashed line. The Lehman Brothers Credit Bond Total Index (LBCB) is represented by an alternating dotted and dashed line. The Lehman Brothers Government/Credit Total Index (LBGCT) is represented by a solid light gray line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Fund, the LIIGDFA, the LBIGC, the LBCB and the LBGCT. The “x” axis reflects computation periods from 12/20/93 to 4/30/01. The “y” axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LIIGDFA, the LBIGC, the LBCB and the LBGCT. The ending values were $39,055, $37,752, $39,406, $40,679 and $40,044, respectively.